UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5883

DREYFUS INDEX FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	_10_/_31_

Date of reporting period:	_4_/_30/_04_

Index Funds Form N-CSR-Semi

FORM N-CSR

Item 1.	Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus dis-
claims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
22	Statement of Financial Futures
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
26	Financial Highlights
27	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
S&P 500 Index Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus S&P 500 Index Fund covers the six-month period from November 1, 2003, through April 30, 2004 Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager,Tom Durante.

Positive economic data continued to accumulate during the reporting period, as consumers, flush with extra cash from federal tax refunds and mortgage refinancings, continued to spend. At the same time, recent evidence of stronger job growth supports the view that corporations have become more willing to spend and invest. One result of the economic rebound has been higher overall earnings and stock prices for many U.S. companies.

Although recent economic news generally has been encouraging, we continue to believe that investors should be aware of the potential risks that could lead to heightened volatility or a stock market correction Chief among them, in our view, are a possible acceleration of inflation and the chance that terrorism could cause instability in global markets As always, we encourage you to speak regularly with your financial advisor, who may be in the best position to suggest ways to position your portfolio for the opportunities and challenges of today’s financial markets.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2004

DISCUSSION OF FUND PERFORMANCE

Tom Durante, Portfolio Manager

How did Dreyfus S&P 500 Index Fund perform relative to its benchmark?

For the six-month period ended April 30, 2004, the fund produced a total return of 6.02%.1 The Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), the fund’s benchmark, produced a 6.27% return for the same period.2,3

We attribute the fund and market’s performance to heightened marke volatility, in which gains achieved during the first half of the reportin period were later offset by market weakness stemming from terrorism related concerns and the possibility of higher interest rates in a stronge economy.The difference in returns between the fund and S&P 500 Inde was primarily the result of transaction costs and other operating expense

What is the fund’s investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weighting in the S&P 500 Index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors.The S&P 500 Index is dominated by large-cap, blue-chip stocks that comprise nearly 75% of total U.S. market capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to reflect the industries of the U.S. economy. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

As an index fund, the fund uses a passive management approach; all investment decisions are made based on the composition of the S&P 500 Index.The fund does not attempt to manage market volatility.

The Fund

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

When the reporting period began, investors already had become more optimistic about the prospects for stronger economic growth in the United States, chiefly because interest rates remained at generational lows, corporations had begun to invest in new capital projects and lower federal income tax rates enacted in the spring of 2003 supported consumer spending. In this economic environment, investors began to feel more comfortable with investment risks, and stocks in traditional growth areas, such as technology, produced solid gains. Indeed, gains continued to be concentrated among smaller, more speculative stocks during the reporting period as investors turned to shares that had been severely beaten down during the previous bear market.

By early 2004, as the economic recovery progressed, investors began to turn their attention to larger, higher-quality stocks that historically have demonstrated an ability to generate relatively consistent earnings growth in a variety of economic climates. This shift in investor sentiment generally benefited the larger-cap companies that compose the S&P 500 Index. However, most stocks weakened in March, when terrorist attacks in Madrid sparked renewed security concerns, and April, when a stronger than expected labor market increased the perceived likelihood of higher interest rates in 2004.

Over the full reporting period, the market’s strongest returns stemmed from large pharmaceutical stocks, many of which profited from the development and launch of new drugs as well as increased merger-and-acquisition activity in the health care sector. A weakening U.S. dollar relative to most major foreign currencies also helped support their profits because most large, U.S. drug manufacturers have a significant presence in overseas markets.

Energy stocks performed relatively well during the reporting period, as higher commodity prices, limited refinery capacity and rising global demand helped drive gains. In the consumer staples area, food and beverage stocks posted above-average gains, especially during the second half of the reporting period, when value stocks tended to perform better than growth stocks. Many of the larger food and beverage companies also benefited from stronger overseas sales and currency gains.

On the other hand, semiconductor stocks generally produced disappointing results. Although the semiconductor group represented one of the market’s better-performing areas earlier in 2003, an increase in spending to meet rising demand recently eroded their profit margins. In the consumer discretionary area, home retailers, such as Lowe’s and Home Depot, produced lackluster returns because of the effects of higher gasoline prices on shipping costs as well as higher prices for lumber, copper and steel during the reporting period.

What is the fund’s current strategy?

As an index fund, our strategy is to attempt to replicate the returns of the S&P 500 Index.Accordingly, as of the end of the reporting period, the percentage of the fund’s assets invested in each market sector closely approximated its representation in the S&P 500 Index.

May 17, 2004

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

3	“Standard & Poor’s,”“S&P,”“Standard & Poor’s 500” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund

STATEMENT OF INVESTMENTS
April 30, 2004 (Unaudited)

Common Stocks—98.5%	Shares	Value ($)

Consumer Cyclical—9.6%
Albertson’s	105,772	2,470,834
Autonation	79,200 [a]	1,347,984
AutoZone	25,100 [a]	2,198,007
Bed Bath & Beyond	85,900 [a,b]	3,188,608
Best Buy	93,650	5,080,512
Big Lots	33,700 [a]	477,192
Brunswick	27,100	1,114,081
CVS	114,100	4,407,683
Circuit City Stores- Circuit City Group	60,800	710,144
Cooper Tire & Rubber	21,300 [b]	455,607
Costco Wholesale	132,000	4,943,400
Dana	42,959	866,053
Darden Restaurants	47,550	1,077,483
Delphi	161,369	1,645,964
Delta Air Lines	35,400 [b]	220,188
Dillard's, Cl. A	23,900	402,237
Dollar General	97,108	1,821,746
Eastman Kodak	82,700 [b]	2,132,833
Eaton	43,800	2,600,844
Family Dollar Stores	49,600	1,594,144
Federated Department Stores	52,200	2,557,800
Ford Motor	527,692	8,105,349
Gap	258,225	5,683,532
General Motors	162,000 [b]	7,682,040
Genuine Parts	50,100	1,793,580
Harley-Davidson	87,300	4,916,736
Harrah's Entertainment	32,000	1,701,760
Hasbro	50,100	946,389
Hilton Hotels	109,200	1,909,908
Home Depot	655,603	23,070,670
International Game Technology	100,000	3,774,000
J. C. Penney	78,700	2,664,782
Johnson Controls	54,500	2,989,870
Jones Apparel Group	36,300	1,328,580
Kohl's	98,000 [a]	4,095,420

Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
Kroger	214,700 [a]	3,757,250
Limited Brands	134,500	2,776,080
Liz Claiborne	31,400	1,102,140
Lowe's Cos.	226,500	11,791,590
Marriott International, Cl. A	66,300	3,126,708
Mattel	123,900	2,101,344
May Department Stores	83,250	2,564,100
Maytag	22,800	636,120
McDonald's	363,700	9,903,551
NIKE, Cl. B	75,800	5,453,810
Navistar International	19,900 [a]	898,485
Nordstrom	39,500	1,407,385
Office Depot	89,600 [a]	1,568,896
PACCAR	50,450	2,848,407
RadioShack	47,300	1,454,948
Reebok International	17,000	618,460
Safeway	127,400 [a]	2,923,830
Sears, Roebuck & Co.	64,300	2,575,215
Southwest Airlines	227,418	3,247,529
Staples	143,850	3,705,576
Starbucks	114,100 [a]	4,433,926
Starwood Hotels & Resorts Worldwide	58,800	2,339,652
TJX Cos.	145,000	3,562,650
Target	262,500	11,384,625
Tiffany & Co.	42,400	1,653,600
Toys R Us	61,400 [a]	948,630
V. F.	31,100	1,435,576
Visteon	37,715	409,585
Wal-Mart Stores	1,247,300	71,096,100
Walgreen	295,400	10,185,392
Wendy's International	32,900	1,283,100
Whirlpool	20,200	1,323,302
Winn-Dixie Stores	40,900 [b]	311,658
Yum! Brands	84,720 [a]	3,286,289
		290,091,469

The Fund

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Staples—8.4%
Adolph Coors, Cl. B	10,400	683,384
Alberto-Culver, Cl. B	25,900	1,221,444
Altria Group	589,900	32,668,662
Anheuser-Busch Cos.	234,900	12,036,276
Archer-Daniels-Midland	186,760	3,279,505
Avon Products	67,736	5,689,824
Brown-Forman, Cl. B	34,900	1,635,414
Campbell Soup	118,400	3,271,392
Clorox	60,500	3,132,690
Coca-Cola	704,600	35,631,622
Coca-Cola Enterprises	132,300 [b]	3,572,100
Colgate-Palmolive	153,600	8,890,368
ConAgra Foods	154,800	4,472,172
Fortune Brands	42,100	3,210,125
General Mills	108,100	5,269,875
Gillette	290,200	11,874,984
H. J. Heinz	101,400	3,872,466
Hershey Foods	37,500	3,333,375
International Flavors & Fragrances	27,100	982,375
Kellogg	118,700	5,092,230
Kimberly-Clark	144,700	9,470,615
McCormick & Co.	39,500	1,349,320
Newell Rubbermaid	78,962	1,866,662
Pactiv	45,200 [a]	1,037,340
Pepsi Bottling Group	74,900	2,192,323
PepsiCo	492,800	26,852,672
Procter & Gamble	372,300	39,370,725
R.J. Reynolds Tobacco Holdings	24,500 [b]	1,586,865
SUPERVALU	38,600	1,188,494
Sara Lee	228,000	5,262,240
Sysco	185,900	7,110,675
UST	47,800	1,778,638
Wm. Wrigley Jr.	64,800	3,998,160
		252,885,012

Common Stocks (continued)	Shares	Value ($)

Energy—6.7%
Amerada Hess	25,900 [b]	1,842,267
Anadarko Petroleum	72,632	3,891,623
Apache	93,350	3,908,564
BJ Services	45,800 [a]	2,038,100
Baker Hughes	96,590	3,542,921
Burlington Resources	57,045	3,837,417
CMS Energy	46,400 [a]	385,584
CenterPoint Energy	88,166	951,311
ChevronTexaco	308,368	28,215,672
ConocoPhillips	197,120	14,054,656
Devon Energy	67,100	4,106,520
Duke Energy	261,688	5,511,149
Dynegy, Cl. A	108,600 [a,b]	430,056
EOG Resources	33,100	1,630,175
El Paso	184,775	1,295,273
Exxon Mobil	1,889,876	80,414,224
Halliburton	126,200	3,760,760
Kerr-McGee	29,065	1,422,150
KeySpan	45,800	1,655,670
Kinder Morgan	35,400 [b]	2,131,434
Marathon Oil	97,900	3,285,524
Nabors Industries	42,400 [a]	1,880,864
Nicor	12,700 [b]	431,673
NiSource	75,500	1,522,080
Noble	38,600 [a]	1,434,376
Occidental Petroleum	111,800	5,276,960
Peoples Energy	10,700	447,260
Rowan Cos.	30,000 [a]	669,000
Schlumberger	169,700	9,932,541
Sempra Energy	65,466 [b]	2,078,546
Sunoco	22,200	1,396,380
Transocean	92,200 [a,b]	2,560,394
Unocal	74,600	2,688,584
Valero Energy	36,600	2,333,616

The Fund

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Williams Cos.	149,300	1,537,790
		202,501,114
Health Care—13.6%
Abbott Laboratories	450,700	19,839,814
Aetna	44,079	3,647,537
Allergan	37,800	3,328,290
AmerisourceBergen	32,300	1,869,847
Amgen	371,712 [a]	20,916,234
Anthem	39,800 [a,b]	3,525,484
Applera—Applied Biosystems Group	59,400	1,103,058
Bausch & Lomb	15,000	942,450
Baxter International	175,800	5,564,070
Becton, Dickinson & Co.	72,900	3,685,095
Biogen Idec	94,485 [a]	5,574,615
Biomet	73,775	2,914,113
Boston Scientific	236,000 [a]	9,720,840
Bristol-Myers Squibb	559,400	14,040,940
C.R. Bard	15,000	1,594,050
Cardinal Health	125,325	9,180,056
Caremark Rx	128,500 [a,b]	4,349,725
Chiron	54,200 [a]	2,514,880
Eli Lilly & Co.	323,900	23,907,059
Express Scripts	22,500 [a]	1,740,150
Forest Laboratories	106,100 [a]	6,841,328
Genzyme	64,600 [a]	2,813,976
Guidant	89,900	5,664,599
HCA	142,950	5,808,058
Health Management Associates, Cl. A	70,000	1,619,100
Humana	46,700 [a]	760,743
Johnson & Johnson	855,318	46,212,832
King Pharmaceuticals	69,466 [a]	1,198,289
Manor Care	25,600	830,464
McKesson	83,877	2,756,198
Medco Health Solutions	77,791 [a]	2,753,801
MedImmune	71,500 [a]	1,733,160

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Medtronic	349,300	17,625,678
Merck & Co.	640,900	30,122,300
Millipore	14,100 [a]	739,263
Mylan Laboratories	77,300	1,770,943
Pfizer	2,197,409	78,579,346
Quest Diagnostics	30,000	2,530,500
Schering-Plough	423,900	7,091,847
St. Jude Medical	49,900 [a]	3,805,374
Stryker	57,300	5,668,689
Tenet Healthcare	134,050 [a]	1,576,428
Thermo Electron	47,800 [a]	1,395,760
UnitedHealth Group	180,400	11,090,992
Waters	34,900 [a]	1,505,935
Watson Pharmaceuticals	31,100 [a]	1,107,471
WellPoint Health Networks	44,700 [a]	4,992,543
Wyeth	383,900	14,615,073
Zimmer Holdings	69,720 [a]	5,567,142
		408,736,139
Interest Sensitive—23.2%
ACE	80,400	3,524,736
AFLAC	147,800	6,241,594
Allstate	202,900	9,313,110
Ambac Financial Group	30,850	2,128,650
American Express	370,600	18,140,870
American International Group	751,879	53,872,130
AmSouth Bancorporation	101,200 [b]	2,228,424
Aon	90,475	2,357,779
Apartment Investment & Management, Cl. A	27,100	763,407
BB&T	157,600	5,435,624
Bank of America	588,754	47,388,809
Bank of New York	223,100	6,501,134
Bank One	322,804	15,936,833
Bear Stearns Cos.	29,972	2,401,956
CIGNA	40,600	2,619,106
Capital One Financial	66,600	4,364,298

The Fund

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Charles Schwab	391,100	4,024,419
Charter One Financial	64,268	2,144,623
Chubb	54,200	3,739,800
Cincinnati Financial	48,405	1,984,121
Citigroup	1,484,417	71,385,614
Comerica	50,400	2,602,152
Countrywide Financial	79,500	4,714,351
E*TRADE Financial	105,400 [a]	1,197,344
Equity Office Properties Trust	115,300	2,902,101
Equity Residential	80,400	2,207,784
Fannie Mae	280,100	19,248,472
Federated Investors, Cl. B	31,400	923,160
Fifth Third Bancorp	162,867	8,739,443
First Horizon National	36,300	1,595,748
Franklin Resources	71,800	3,936,794
Freddie Mac	198,300	11,580,720
General Electric	2,938,900	88,020,055
Golden West Financial	43,800	4,603,818
Goldman Sachs Group	139,200	13,432,800
H&R Block	51,300	2,314,143
Hartford Financial Services Group	83,900	5,124,612
Huntington Bancshares	65,974	1,411,844
J.P. Morgan Chase & Co.	593,060	22,299,056
Janus Capital Group	69,500	1,056,400
Jefferson-Pilot	40,625	2,014,594
KeyCorp	120,700	3,584,790
Lehman Brothers Holdings	79,800	5,857,320
Lincoln National	51,300	2,302,344
Loews	53,300	3,091,933
M&T Bank	34,300	2,915,500
MBIA	41,500	2,443,935
MBNA	368,337	8,980,056
MGIC Investment	28,200 [b]	2,076,084
Marsh & McLennan Cos.	152,700	6,886,770
Marshall & Ilsley	65,100	2,393,727

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Mellon Financial	123,900	3,672,396
Merrill Lynch	279,500	15,157,285
MetLife	219,000	7,555,500
Morgan Stanley	316,160	16,247,462
National City	174,600	6,053,382
North Fork Bancorporation	43,800 [b]	1,625,856
Northern Trust	63,400	2,680,552
PNC Financial Services Group	79,800	4,237,380
Plum Creek Timber	52,700	1,557,812
Principal Financial Group	92,500	3,265,250
Progressive	62,500	5,470,000
ProLogis	52,200	1,535,724
Providian Financial	83,600 [a]	1,014,068
Prudential Financial	155,900	6,850,246
Regions Financial	64,000	2,221,440
SLM	130,000	4,980,300
Safeco	40,100	1,755,979
Simon Property Group	58,700	2,829,927
SouthTrust	95,100	2,955,708
St. Paul Travelers Cos.	191,212	7,776,592
State Street	96,500	4,709,200
SunTrust Banks	81,300	5,532,465
Synovus Financial	87,050	2,077,884
T. Rowe Price Group	36,300	1,861,464
Torchmark	32,600	1,696,504
U.S. Bancorp	553,353	14,187,971
Union Planters	54,500 [b]	1,515,100
UnumProvident	85,295	1,326,337
Wachovia	378,990	17,338,793
Washington Mutual	259,090	10,205,555
Wells Fargo	487,600	27,529,896
XL Capital, Cl. A	39,500	3,015,825
Zions Bancorporation	25,900	1,463,868
		698,858,608

The Fund

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Producer Goods & Services—9.4%
Air Products & Chemicals	65,400	3,257,574
Alcoa	250,748	7,710,501
Allegheny Technologies	23,377	238,913
American Power Conversion	57,300	1,069,218
American Standard Cos.	20,700 [a]	2,177,433
Ashland	20,200	967,580
Avery Dennison	31,700	2,036,091
Ball	16,100	1,062,600
Bemis	30,500	823,805
Black & Decker	22,500	1,301,625
Boeing	242,698	10,360,778
Boise Cascade	25,100	846,623
Burlington Northern Santa Fe	107,200	3,505,440
CSX	61,700	1,897,892
Caterpillar	100,000	7,773,000
Centex	35,700	1,711,815
Cooper Industries, Cl. A	26,500	1,455,115
Crane	17,025	524,540
Cummins	12,400	741,644
Deere & Co.	70,300	4,783,212
Dover	58,500	2,341,755
Dow Chemical	268,563	10,659,265
E. I. du Pont de Nemours	287,612	12,352,935
Eastman Chemical	22,200	945,054
Ecolab	74,100	2,208,180
Emerson Electric	121,600	7,322,752
Engelhard	36,000	1,045,440
FedEx	85,920	6,178,507
Fluor	23,600	900,576
Freeport-McMoRan Copper & Gold, Cl. B	49,600	1,512,800
General Dynamics	57,100	5,345,702
Georgia-Pacific	73,167	2,568,162
Goodrich	34,000	978,860
Goodyear Tire & Rubber	50,400 [a,b]	438,984

Common Stocks (continued)	Shares	Value ($)

Producer Goods & Services (continued)
Great Lakes Chemical	14,700	369,264
Hercules	32,000 [a]	355,520
Honeywell International	247,525	8,559,414
ITT Industries	26,500	2,101,185
Illinois Tool Works	88,800	7,655,448
Ingersoll-Rand, Cl. A	50,400	3,253,320
International Paper	138,353	5,578,393
KB HOME	13,500	930,555
Leggett & Platt	55,300	1,249,780
Lockheed Martin	130,000	6,201,000
Louisiana-Pacific	30,500	719,495
Masco	130,300	3,649,703
MeadWestvaco	57,911	1,514,373
Molex	54,800	1,631,944
Monsanto	76,664	2,651,808
Newmont Mining	124,525	4,657,235
Norfolk Southern	112,700	2,684,514
Northrop Grumman	53,845	5,344,116
Nucor	22,500 [b]	1,336,500
PPG Industries	49,300	2,923,983
Pall	36,300	863,214
Parker-Hannifin	34,250	1,893,682
Phelps Dodge	26,795 [a]	1,763,915
Praxair	93,700	3,424,735
Pulte Homes	36,000	1,770,120
Raytheon	119,900	3,867,974
Rockwell Automation	53,900	1,761,991
Rockwell Collins	51,600	1,664,100
Rohm & Haas	64,315	2,494,136
Sealed Air	24,532 [a]	1,204,031
Sherwin-Williams	42,100	1,601,905
Sigma-Aldrich	19,900 [b]	1,127,136
Snap-On	16,700	564,126
Stanley Works	23,313	991,036

The Fund

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Producer Goods & Services (continued)
3M	225,900	19,535,832
Temple-Inland	15,900	982,143
Textron	39,800	2,196,164
Thomas & Betts	16,700 [a]	401,468
Tyco International	576,371	15,821,384
Union Pacific	74,600	4,396,178
United Parcel Service, Cl. B	325,400	22,826,810
United States Steel	32,600	933,338
United Technologies	148,700	12,826,862
Vulcan Materials	29,400	1,359,456
W. W. Grainger	26,200	1,372,880
Weyerhaeuser	67,600	4,001,920
Worthington Industries	24,800	447,640
		284,506,097
Services—7.0%
ALLTEL	89,900	4,525,566
AT&T Wireless Services	785,017 [a]	10,841,085
Affiliated Computer Services, Cl. A	39,200 [a]	1,901,200
Allied Waste Industries	92,200 [a]	1,160,798
Apollo Group, Cl. A	50,700 [a]	4,607,616
Automatic Data Processing	170,000	7,447,700
Carnival	181,600	7,748,872
Cendant	290,470	6,878,330
Cintas	49,300	2,216,528
Clear Channel Communications	177,500	7,364,475
Comcast, Cl. A	648,718 [a]	19,526,412
Computer Sciences	54,200 [a]	2,217,322
Convergys	41,200 [a]	598,224
Deluxe	14,700	607,257
Dow Jones & Co.	23,600	1,087,724
Electronic Data Systems	138,300	2,529,507
Equifax	40,100	982,851
First Data	255,946	11,617,389
Fiserv	56,150 [a]	2,052,844

Common Stocks (continued)	Shares	Value ($)

Services (continued)
Gannett	78,100	6,769,708
IMS Health	68,900	1,739,725
Interpublic Group of Companies	119,600 [a]	1,876,524
Knight-Ridder	23,100 [b]	1,788,864
McGraw-Hill Cos.	55,000	4,337,300
Meredith	14,400	733,536
Monster Worldwide	32,600 [a]	834,886
Moody's	42,900	2,767,479
NEXTEL Communications, Cl. A	317,000 [a]	7,563,620
New York Times, Cl. A	43,200	1,978,992
Omnicom Group	54,800	4,357,148
Paychex	108,975	4,062,588
R.R. Donnelley & Sons	61,700	1,815,214
Robert Half International	49,300	1,344,411
Ryder System	18,700	687,973
SunGard Data Systems	82,700 [a]	2,155,989
Time Warner	1,312,050 [a]	22,068,681
Tribune	95,100	4,553,388
Unisys	95,700 [a]	1,246,971
Univision Communications, Cl. A	93,100 [a]	3,151,435
Viacom, Cl. B	504,024	19,480,527
Walt Disney	590,200	13,592,306
Waste Management	166,300	4,722,920
		209,541,885
Technology—15.6%
ADC Telecommunications	232,600 [a]	581,500
Adobe Systems	68,600	2,835,924
Advanced Micro Devices	100,600 [a,b]	1,430,532
Agilent Technologies	137,216 [a]	3,706,204
Altera	109,200 [a]	2,185,092
Analog Devices	107,800	4,592,280
Andrew	45,850 [a]	777,158
Apple Computer	106,600 [a]	2,742,818
Applied Materials	484,400 [a]	8,830,612

The Fund

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Applied Micro Circuits	89,600 [a]	395,136
Autodesk	32,600	1,092,100
Avaya	122,480 [a]	1,675,526
BMC Software	64,800 [a]	1,121,040
Broadcom, Cl. A	87,300 [a]	3,296,448
CIENA	136,900 [a]	566,766
Cisco Systems	1,980,700 [a]	41,337,209
Citrix Systems	47,300 [a]	901,065
Computer Associates International	167,750	4,497,378
Compuware	110,700 [a]	846,855
Comverse Technology	55,600 [a]	909,616
Corning	388,500 [a]	4,285,155
Danaher	44,400	4,107,888
Dell	737,700 [a]	25,605,567
EMC	696,800 [a]	7,776,288
eBay	186,200 [a]	14,862,484
Electronic Arts	86,200 [a]	4,363,444
Gateway	107,800 [a]	519,596
Hewlett-Packard	879,266	17,321,540
Intel	1,868,600	48,079,078
International Business Machines	489,600	43,168,032
Intuit	57,100 [a]	2,425,037
JDS Uniphase	413,800 [a,b]	1,257,952
Jabil Circuit	57,600 [a]	1,520,064
KLA-Tencor	56,500 [a]	2,354,355
LSI Logic	109,200 [a]	812,448
Lexmark International	36,900 [a]	3,337,974
Linear Technology	89,900	3,203,137
Lucent Technologies	1,227,670 [a,b]	4,137,248
Maxim Integrated Products	94,500	4,346,055
Mercury Interactive	25,900 [a]	1,102,045
Micron Technology	175,500 [a]	2,390,310
Microsoft	3,110,600	80,782,282

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Motorola	674,595	12,311,359
NCR	27,400 [a]	1,224,506
NVIDIA	46,700 [a]	959,218
National Semiconductor	51,300 [a]	2,092,527
Network Appliance	99,400 [a]	1,850,828
Novell	108,400 [a]	1,044,976
Novellus Systems	44,100 [a]	1,277,136
Oracle	1,506,600 [a]	16,904,052
PMC-Sierra	49,900 [a]	606,285
Parametric Technology	76,900 [a]	352,202
PeopleSoft	104,900 [a]	1,770,712
PerkinElmer	36,600	704,550
Pitney Bowes	67,400	2,948,750
Power-One	23,900 [a]	205,540
QLogic	27,400 [a]	739,526
QUALCOMM	232,000	14,490,720
Sabre Holdings	40,321	951,172
Sanmina-SCI	149,600 [a]	1,498,992
Scientific-Atlanta	44,100	1,428,399
Siebel Systems	142,900 [a]	1,469,012
Solectron	240,900 [a]	1,180,410
Sun Microsystems	947,300 [a]	3,694,470
Symantec	89,600 [a]	4,036,480
Symbol Technologies	66,600	799,200
Tektronix	24,500	725,200
Tellabs	119,600 [a]	1,044,108
Teradyne	55,000 [a]	1,120,900
Texas Instruments	499,100	12,527,410
VERITAS Software	123,382 [a]	3,290,598
Xerox	230,000 [a,b]	3,088,900
Xilinx	99,400	3,342,822
Yahoo!	191,600 [a]	9,668,136
		471,428,334

The Fund

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Utilities—5.0%
AES	179,500 [a]	1,556,265
AT&T	228,840	3,924,606
Allegheny Energy	36,600 [a,b]	504,348
Ameren	52,400 [b]	2,290,928
American Electric Power	113,860	3,465,898
BellSouth	528,000	13,627,680
Calpine	119,000 [a,b]	516,460
CenturyTel	41,500	1,198,520
Cinergy	51,300	1,946,322
Citizens Communications	81,800 [a]	1,066,672
Consolidated Edison	65,100	2,682,771
Constellation Energy Group	48,100	1,850,888
DTE Energy	48,700 [b]	1,900,274
Dominion Resources	93,408	5,960,365
Edison International	93,900	2,197,260
Entergy	66,000	3,603,600
Exelon	94,775	6,344,239
FPL Group	53,000	3,371,860
FirstEnergy	95,102	3,718,488
PG&E	120,700 [a,b]	3,321,664
PPL	51,000	2,185,350
Pinnacle West Capital	26,200	1,023,372
Progress Energy	70,569	3,018,236
Public Service Enterprise Group	68,000 [b]	2,917,200
Qwest Communications International	508,900 [a]	2,045,778
SBC Communications	953,298	23,737,120
Southern	210,900	6,065,484
Sprint (FON Group)	409,650	7,328,639
TECO Energy	54,200 [b]	689,966
TXU	93,397	3,188,574
Verizon Communications	795,956	30,039,379
Xcel Energy	115,010	1,924,117
		149,212,323
Total Common Stocks
(cost $2,317,045,041)		2,967,760,981

			Principal
Short-Term Investments—1.2%			Amount ($)		Value ($)

Repurchase Agreement—1.0%
Greenwich Capital Markets,
Tri-Party Repurchase Agreement, .91%,
dated 4/30/2004, due 5/3/2004 in the
amount of $31,052,355 (fully collateralized
by $32,135,000 of various U.S. Government
Agency Obligations, value $		31,673,668)	31,050,000		31,050,000
U.S. Treasury Bills—.2%
.90%, 5/6/2004			2,000,000	[c]	1,999,880
.89%, 6/24/2004			2,000,000	[c]	1,997,500
.90%, 7/1/2004			1,000,000	[c]	998,520
.94%, 7/15/2004			500,000	[c]	499,055
					5,494,955
Total Short-Term Investments
(cost	$36,544,560)				36,544,955

Investment of Cash Collateral
for Securities Loaned—1.8%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	52,715,052)		52,715,052 [d]	52,715,052

Total Investments (cost $		2,406,304,653)	101.5%	3,057,020,988
Liabilities, Less Cash and Receivables			(1.5%)	(44,740,109)
Net Assets			100.0%	3,012,280,879

a Non-income producing.
b	All or a portion of these securities are on loan.At April 30, 2004, the total market value of the fund's securities on loan is $50,480,745 and the total market value of the collateral held by the fund is $52,945,352, consisting of cash collateral of $52,715,052 and letter of credit valued at $230,300.

c	Partially held by the broker in a segregated account as collateral for open financial futures positions.
d	Investment in affiliated money market mutual funds.

See notes to financial statements.

The Fund

STATEMENT OF FINANCIAL FUTURES

April 30, 2004 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2004 ($)

Financial Futures Long
Standard & Poor’s 500	162	44,797,050	June 2004	(551,725)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $50,480,745)—Note 1(b):
Unaffiliated issuers	2,353,589,601	3,004,305,936
Affiliated issuers	52,715,052	52,715,052
Cash		4,904,467
Receivable for shares of Common Stock subscribed		6,692,043
Receivable for investment securities sold		4,040,571
Dividends and interest receivable		3,345,715
		3,076,003,784

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(a)		1,264,308
Liability for securities on loan—Note 1(b)		52,715,052
Payable for shares of Common Stock redeemed		6,830,723
Payable for investment securities purchased		2,607,186
Payable for futures variation margin—Note 4		305,636
		63,722,905

Net Assets ( $)		3,012,280,879

Composition of Net Assets ($):
Paid-in capital		2,543,715,698
Accumulated undistributed investment income—net		10,053,709
Accumulated net realized gain (loss) on investments		(191,653,138)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($551,725) net unrealized
(depreciation) on financial futures]		650,164,610

Net Assets ( $)		3,012,280,879

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		92,930,054
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		32.41

See notes to financial statements.

The Fund

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2004 (Unaudited)

Investment Income ($):
Income:
Cash dividends	24,508,362
Interest	351,297
Income on securities lending	31,463
Total Income	24,891,122
Expenses:
Management fee—Note 3(a)	3,725,704
Shareholder servicing costs—Note 3(b)	3,725,704
Loan commitment fees—Note 2	13,160
Total Expenses	7,464,568
Investment Income—Net	17,426,554

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,084,793)
Net realized gain (loss) on financial futures	9,501,264
Net Realized Gain (Loss)	6,416,471
Net unrealized appreciation (depreciation) on investments
[including ($2,755,638) net unrealized (depreciation) on
financial futures]	144,616,282
Net Realized and Unrealized Gain (Loss) on Investments	151,032,753
Net Increase in Net Assets Resulting from Operations	168,459,307

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004	Year Ended
	(Unaudited)	October 31, 2003

Operations ($):
Investment income—net	17,426,554	30,344,798
Net realized gain (loss) on investments	6,416,471	(13,696,628)
Net unrealized appreciation
(depreciation) on investments	144,616,282	442,005,324
Net Increase (Decrease) in Net Assets
Resulting from Operations	168,459,307	458,653,494

Dividends to Shareholders from ($):
Investment income—net	(31,500,224)	(26,194,132)

Capital Stock Transactions ($):
Net proceeds from shares sold	478,943,739	763,177,089
Dividends reinvested	30,880,377	25,656,957
Cost of shares redeemed	(437,782,350)	(603,393,097)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	72,041,766	185,440,949
Total Increase (Decrease) in Net Assets	209,000,849	617,900,311

Net Assets ($):
Beginning of Period	2,803,280,030	2,185,379,719
End of Period	3,012,280,879	2,803,280,030
Undistributed investment income—net	10,053,709	24,190,670

Capital Share Transactions (Shares):
Shares sold	14,707,040	27,846,119
Shares issued for dividends reinvested	990,390	958,422
Shares redeemed	(13,447,093)	(22,142,457)
Net Increase (Decrease) in Shares Outstanding	2,250,337	6,662,084

See notes to financial statements.

The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-
tributions.These figures have been derived from the fund’s financial statements.
Six Months Ended
	April 30, 2004			Year Ended October 31,

	(Unaudited)	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	30.91	26.01	31.08	41.95	40.55	32.76
Investment Operations:
Investment income—net[a]	.19	.35	.32	.32	.31	.35
Net realized and
unrealized gain (loss)
on investments	1.66	4.86	(5.08)	(10.88)	1.92	7.80
Total from
Investment Operations	1.85	5.21	(4.76)	(10.56)	2.23	8.15
Distributions:
Dividends from investment
income—net	(.35)	(.31)	(.31)	(.31)	(.32)	(.36)
Dividends from net
realized gain on
investments	—	—	—	—	(.51)	—
Total Distributions	(.35)	(.31)	(.31)	(.31)	(.83)	(.36)
Net asset value,
end of period	32.41	30.91	26.01	31.08	41.95	40.55

Total Return (%)	6.02[b]	20.22	(15.54)	(25.31)	5.50	25.00

Ratios/Supplemental
Data (%):
Ratio of expenses
to average net assets	.25[b]	.52	.50	.50	.50	.50
Ratio of net investment
income to average
net assets	.58[b]	1.27	1.05	.88	.73	.92
Portfolio Turnover Rate	.68[b]	2.17	4.42	1.89	7.64	9.61

Net Assets,
end of period
($ x 1,000)	3,012,281	2,803,280	2,185,380	2,514,308	3,072,253	2,800,028

a Based on average shares outstanding at each month end. b Not annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s 500 Composite Stock Price Index.The Dreyfus Corporation (“the Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.When market quotations or official closing

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Repurchase agreements: The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agree-

ment, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred.There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the cred-itworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain, if any, can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with incomes tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $147,007,234 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2003. If not applied, $20,622,195 of the carryover expires in fiscal 2008, $42,517,790 expires in fiscal 2009, $82,176,122 expires in fiscal 2010 and $1,691,127 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2003, was as follows: ordinary income $26,194,132. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2004, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25 of 1% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fees in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Each Board member receives an annual fee of $25,000, an attendance fee of $4,000 for each in-person meeting and $500 for telephone meetings.The chairman of the Board receives an additional 25% of such compensation (with the exception of reimburseable amounts). Subject to the Company’s Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to the Manager, were in fact paid directly by the Manager to the non-interested Board members. All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.This amount for the period ended April 30, 2004 was $30,019.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consists of: management fees $632,154 and shareholder services plan fees $632,154.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services a fee, at the annual rate of .25 of 1% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period April 30, 2004, the fund was charged $3,725,704 pursuant to the Shareholder Services Plan.

(c) A 1% redemption fee is charged and retained by the fund on shares redeemed within six months following the date of issuance, including

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2004, redemption fees amounted to $39,889.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures during the period ended April 30, 2004, amounted to $122,460,365 and $19,748,545, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 2004, are set forth in the Statement of Financial Futures.

At April 30, 2004, accumulated net unrealized appreciation on investments was $650,716,335, consisting of $907,126,074 gross unrealized appreciation and $256,409,739 gross unrealized depreciation.

At April 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Fund

For More Information

Dreyfus S&P 500
Index Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
By E-mail Send your request
to info@dreyfus.com
On the Internet Information
can be viewed online or
downloaded from:
http://www.dreyfus.com

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation

0078SA0404

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus dis-
claims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
36	Statement of Financial Futures
37	Statement of Assets and Liabilities
38	Statement of Operations
39	Statement of Changes in Net Assets
40	Financial Highlights
41	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus International
Stock Index Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus International Stock Index Fund covers the six-month period from November 1, 2003, through April 30, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Susan Ellison.

Positive economic data continued to accumulate in many of the world’s developed and emerging markets during the reporting period Recovering economies in China and the United States have led to better business conditions for many exporters, including suppliers of energy products and raw materials used in manufacturing.At the same time, relatively low interest rates and robust consumer spending have supported most local economies. As a result, companies around the world have generally enjoyed higher earnings and stock prices.

Despite these encouraging developments, we continue to believe that investors should be aware of potential risks that could lead to heightened volatility or a stock market correction. Chief among them, in our view, are a possible acceleration of inflation, an unexpected interruption of global demand for energy and commodities, and the chance that terrorism could cause renewed instability in international markets As always, we encourage you to speak regularly with your financial advisor, who may be in the best position to suggest ways to position your portfolio for the opportunities and challenges of today’s financial markets.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2004

2

DISCUSSION OF FUND PERFORMANCE

Susan Ellison, Portfolio Manager

How did Dreyfus International Stock Index Fund perform relative to its benchmark?

For the six-month period ended April 30, 2004, the fund produced a total return of 12.28%.1 This compares with a 12.39% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Free Index (the “MSCI EAFE Free Index” or the “Index”), during the same period.2 In addition, the Lipper International Funds category, in which the fund is reported, achieved an average total return of 10.46% for the same period.3

International markets produced positive returns during the reporting period, with the exception of April, when the threat of higher interest rates led to declining stock prices.The fund’s return performed in line with its benchmark with minor differences primarily due to fund fees and expenses.

What is the fund’s investment approach?

In managing this fund, our goal is to match the performance of the MSCI EAFE Free Index, a broadly diversified, international index composed of slightly more than 1,000 stocks that trade in 21 major markets outside the United States, including Great Britain, Germany, France, Japan, Hong Kong, Singapore, Australia and New Zealand.

Weighted by market capitalization (the total value of all shares outstanding in a country’s stock market) and share liquidity (a measure of the proportion of a company’s shares actually available to be bought or sold by the public), approximately 72% of the MSCI EAFE Free Index’s total value is represented by its top five countries, which currently are Great Britain, Japan, France, Switzerland and Germany. The MSCI EAFE Free Index is diversified among industry groups, as those groups are represented in individual country markets.

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

In order to simplify management and control costs, the fund attempts to match the Index’s return, not to duplicate its composition. Our carefully created sample attempts to match index weightings at the country, industry and individual security levels. Beginning by country, the fund invests in proportion to each country’s weighting in the Index. That means that if the British market comprises 25% of the Index, then approximately 25% of the fund’s assets will be invested in Britain. In addition, the fund’s industry allocation also matches that of the Index, in the proper proportion. For example, if a certain percentage of the market value in the Japanese sub-index is composed of financial services firms, that same approximate percentage of the investment in the Japanese markets will also be invested in that sector. At the individual company level, the fund invests in a carefully selected sample of the stocks that make up each country’s index component. The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund’s currency profile matches the currency makeup of the MSCI EAFE Free Index.

What other factors influenced the fund’s performance?

International markets performed well over the first five months of the reporting period. However, April saw a sharp pullback, partly because of events that took place outside of the EAFE geographical area.The U.S. Federal Reserve Board hinted that higher interest rates were possible sometime this year, while Chinese authorities tightened credit in an effort to forestall excessive economic growth.With demand for goods and services from China and the United States potentially diminishing, investors became concerned that trading partners in EAFE countries might see business decline.

Europe’s economy remained sluggish, as the European Central Bank has kept interest rates relatively high to prevent an unwanted acceleration of inflation. Meanwhile, Japan apparently has finally broken free of a nearly 15-year recession, causing that country’s stock market to

4

perform relatively strongly during the reporting period. Dramatic news regarding the war on terrorism, including the capture of Saddam Hussein and the bombings in Madrid, had a limited impact on international stocks.

As of the end of the reporting period, the countries with the greatest representation in the fund were Great Britain — 25.3%; Japan —22.9%; France — 9.6%; Switzerland — 7.4%; and Germany — 6.8%.

What is the fund’s current strategy?

As an index fund, we do not actively select stocks based on their individual merits. Instead, we believe that attempting to match the Index’s return is a cost-effective way for our shareholders to gain exposure to European and Asian markets for a portion of their overall investment portfolios.

As of the end of the reporting period, international markets have continued to benefit from low interest rates, low inflation and greater economic growth. In our view, moderately rising interest rates are unlikely to threaten the global economic expansion, although the new environment may generate a slower growth rate in 2005 and 2006 than 2004.

May 17, 2004

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Free Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level.

3	SOURCE: LIPPER INC. — Category average returns reflect the fees and expenses of the funds composing the average.

The Fund

5

STATEMENT OF INVESTMENTS
April 30, 2004 (Unaudited)

Common Stocks—94.9%	Shares	Value ($)

Australia—4.4%
AMP	25,739	107,257
Alumina	16,107	58,977
Amcor	11,973	60,009
Ansell	2,300	12,591
Aristocrat Leisure	4,441	12,957
Australia and New Zealand Banking	25,329	339,694
Australian Gas Light	6,621	55,707
Australian Stock Exchange	1,400	16,268
BHP Billiton	52,718	436,697
BlueScope Steel	10,372	44,045
Boral	8,368	36,260
Brambles Industries	13,609 [a]	54,548
CFS Gandel Retail Trust (Units)	17,489	17,304
CSL	2,556	40,722
CSR	13,310	18,456
Centro Properties	8,879	25,521
Coca-Cola Amatil	6,081	30,259
Cochlear	761	10,926
Coles Myer	15,405	93,120
Commonwealth Bank of Australia	17,739	400,347
Commonwealth Property Office Fund	17,000	13,996
Computershare	5,800	12,566
Deutsche Office Trust (Units)	19,000	15,094
Foster’s	28,600	101,003
Futuris	7,437	8,110
General Property Trust (Units)	29,092	63,241
Harvey Norman	7,600	15,478
Iluka Resources	4,328	12,221
Insurance Australia	23,668	83,072
Investa Property	19,018	25,409
James Hardie Industries	6,600	31,936
John Fairfax	13,200	31,936
Leighton	1,803	13,477
Lend Lease	4,996	38,499
Lion Nathan	4,000	18,055
Macquarie Bank	2,994	74,923
Macquarie Goodman Industrial Trust	22,610	27,106

6

Common Stocks (continued)	Shares	Value ($)

Australia (continued)
Macquarie Infrastructure (Units)	27,028	53,679
Mayne	10,455	24,086
Mirvac	9,621	29,183
National Australia Bank	21,154	450,225
Newcrest Mining	4,552	37,477
News Corporation	19,112	176,260
OneSteel	7,634	12,405
Orica	3,919	41,804
Origin Energy	9,044	37,230
PaperlinX	6,000	21,666
Patrick	6,848	25,223
Publishing & Broadcasting	1,860	16,361
QBE Insurance	9,443	79,450
Rinker	13,300	68,389
Rio Tinto	4,379	102,877
Santos	8,000	37,150
Sonic Healthcare	3,824	24,910
Southcorp	9,724	25,071
Stockland	17,803	66,472
Suncorp-Metway	7,759	75,087
TAB	6,500	21,735
TABCORP	5,840	55,631
Telstra	30,207	104,278
Toll	2,918	21,896
Transurban	7,401	24,266
WMC Resources	15,887	54,959
Wesfarmers	5,197	107,268
Westfield	5,794	59,293
Westfield Trust	31,137	91,298
Westpac Banking	25,171	317,578
Woodside Petroleum	6,800	81,227
Woolworths	14,311	121,958
		4,924,179
Austria—.3%
Bank of Austria Creditanstalt	490	27,813
Boehler-Uddeholm	100	8,101
Erste Bank der oesterreichischen Sparkassen	420	62,859

	The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Austria (continued)
Flughafen Wien	140	7,737
Immofinanz Immobilien Anlagen	2,563 [b]	19,940
Mayr-Melnhof Karton	60	7,624
OMV	215	39,304
Oesterreichische Elektrizitaetswirtschafts, Cl. A	65	10,644
RHI	200	4,315
Telekom Austria	3,870	56,830
VA Technologie	150 [b]	7,529
Voestalpine	310	13,497
Wienerberger	700	22,866
		289,059
Belgium—1.2%
Agfa Gevaert	1,250	28,410
Barco	140	11,622
Bekaert	240	13,378
Belgacom	2,200	66,723
Cofinimmo	70	9,826
Colruyt	250	26,897
Compagnie Maritime Belge	50	4,735
Delhaize	1,070	51,948
Dexia	9,015	148,268
Electrabel	422	138,559
Fortis	14,580	317,396
Groupe Bruxelles Lambert	1,005	60,478
Interbrew	2,130	63,987
KBC Bankverzekeringsholding	1,272	71,498
Mobistar	300 [b]	19,420
Omega Pharma	300	12,353
S.A. D’Ieteren	35	7,015
Solvay	890	74,575
UCB	1,300	52,019
Umicore	300	17,366
		1,196,473
Denmark—.7%
A P Moller-Maersk	16	100,776
Bang & Olufsen, Cl. B	150	8,240
Carlsberg, Cl. B	500	24,687

8

Common Stocks (continued)	Shares	Value ($)

Denmark (continued)
Coloplast, Cl. B	200	18,847
DSV	300	12,710
Danisco	700	33,152
Danske Bank	7,026	157,886
East Asiatic Company	300	12,081
FLS Industries, Cl. B	500 [b]	6,524
GN Store Nord	2,900	22,517
Group 4 Falck	1,180	29,273
H. Lundbeck	1,100	22,327
ISS	632	31,560
Kobenhavns Lufthavne	100	14,127
NKT	200	3,641
Novo Nordisk, Cl. B	3,603	171,218
Novozymes, Cl. B	725	29,781
TDC	1,860	63,220
Topdanmark	400 [b]	23,519
Vestas Wind Systems	1,800	26,821
William Demant	400 [b]	14,337
		827,244
Finland—1.4%
Amer	300	14,230
Elisa	1,900 [b]	25,965
Fortum	4,700	52,679
KCI Konecranes	200	7,312
Kesko, Cl. B	840	15,457
Kone, Cl. B	470	27,326
Metso	1,410	17,291
Nokia	67,839	954,720
Nokian Renkaat	150	12,585
Orion, Cl. B	500	12,857
Outokumpu	1,200 [a]	18,298
Pohjola, Cl. D	1,200	11,939
Rautaruukki	1,100	8,334
Sampo, Cl. A	3,820	36,588
Stora Enso	8,656	116,734
TietoEnator	1,203	35,836
UPM-Kymmene	7,416	136,727

	The Fund

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Finland (continued)
Uponor	500	15,284
Wartsila, Cl. B	500	10,999
		1,531,161
France—8.8%
Accor	2,661	112,028
Air France	1,000 [a]	17,418
Alcatel	17,166 [b]	255,781
Alstom	13,424 [b]	25,425
Atos Origin	550 [b]	31,878
Autoroutes du Sud de la France	970	37,709
Aventis	9,538	726,610
Axa	19,853	418,145
BNP Paribas	11,440	687,056
Bouygues	2,800	95,627
Business Objects	950 [b]	21,478
CNP Assurances	495	29,372
Cap Gemini	1,577 [b]	55,805
Carrefour	8,120	376,797
Casino Guichard-Perrachon	508	45,216
Compagnie de Saint-Gobain	4,396	221,960
Compagnie Generale des Etablissements Michelin, Cl. B	1,912	89,480
Credit Agricole	9,320	229,927
Dassault Systemes	800	32,664
Essilor International	1,336	78,171
European Aeronautic Defence and Space	4,000	101,175
France Telecom	15,782 [b]	380,833
Gecina	370	27,588
Groupe Danone	1,709	286,403
Hermes International	125	24,904
Imerys	106	24,117
Klepierre	340	20,949
L’Air Liquide	1,409	246,769
L’Oreal	4,745	357,780
LVMH Moet Hennessy Louis Vuitton	3,458	243,742
Lafarge	2,356	196,286
Lagardere S.C.A.	1,765	106,319
PSA Peugeot Citroen	2,392	128,517

10

Common Stocks (continued)	Shares	Value ($)

France (continued)
Pernod-Ricard	763	96,312
Pinault-Printemps-Redoute	950	98,052
Publicis	1,375	41,207
Renault	2,409	179,765
Sagem	256	27,926
Sanofi-Synthelabo	5,171	328,533
Schneider Electric	2,919	196,652
Societe BIC	550	23,867
Societe Generale, Cl. A	4,661	388,322
Societe Television Francaise 1	1,650	50,971
Sodexho Alliance	1,338	36,906
Suez	11,300	226,487
Technip	273	37,831
Thales	1,091	40,530
Thomson	3,360	64,848
Total	8,684	1,606,255
Unibail	574	54,221
Valeo	1,044	43,039
Veolia Environnement	3,420	90,974
Vinci	935	91,012
Vivendi Universal	12,815 [b]	322,448
Zodiac	560	16,796
		9,796,883
Germany—6.2%
Adidas-Salomon	631	72,994
Allianz	4,045	428,162
Altana	986	62,762
BASF	7,625	392,857
Bayer	9,242	251,822
Bayerische Hypo-und Vereinsbank	7,169 [b]	124,439
Beiersdorf	277	30,217
Celesio	422	23,528
Commerzbank	7,145	123,166
Continental	1,900	82,108
DaimlerChrysler	12,110	542,785
Deutsche Bank	7,371	607,474
Deutsche Boerse	1,510	83,048

	The Fund		11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Germany (continued)
Deutsche Lufthansa	2,624	42,056
Deutsche Post	6,300	138,959
Deutsche Telekom	35,440 [b]	608,367
Douglas	440	11,868
E.ON	8,758	580,575
Epcos	690 [b]	14,425
Fresenius Medical Care	494	34,347
HeidelbergCement	633	28,562
Hypo Real Estate	1,776	48,519
Infineon Technologies	9,000 [b]	114,577
KarstadtQuelle	780	16,578
Linde	1,233	67,252
MAN	1,453	53,211
MLP	795	11,703
Merck KGaA	750	40,098
Metro	2,093	93,083
Muenchener Rueckversicherungs-Gesellschaft	2,100	227,092
Puma Rudolf Dassler	220	50,960
QIAGEN	1,800 [b]	21,836
RWE	5,894	256,122
SAP	2,883	437,184
Schering	2,355	123,368
Siemens	11,347	814,773
Suedzucker	700	13,468
TUI	1,795	37,548
ThyssenKrupp	4,406	76,479
Volkswagen	3,151	138,701
		6,927,073
Greece—.5%
Alpha Bank	2,341	72,963
Aluminium of Greece S.A.I.C.	100	1,822
Coca-Cola Hellenic Bottling	1,038	27,499
Commercial Bank of Greece	750	20,139
Cosmote Mobile Communications	1,150	18,390
EFG Eurobank Ergasias	2,600	55,603
Folli-Follie	200	5,989
Hellenic Duty Free Shops	300	5,927

12

Common Stocks (continued)	Shares	Value ($)

Greece (continued)
Hellenic Petroleum	1,300	11,688
Hellenic Technodomiki Tev	900	4,618
Hellenic Telecommunications Organization	3,700	53,757
Intracom	1,100	6,329
National Bank of Greece	2,700	80,009
OPAP	2,300	43,838
Piraeus Bank	2,400	28,482
Public Power	1,400	35,478
Technical Olympic	1,000	4,435
Titan Cement	400	18,183
Viohalco, Hellenic Copper and Aluminum Industry	2,000	12,899
		508,048
Hong Kong—1.5%
ASM Pacific Technology	2,500	10,353
BOC Hong Kong	52,000	88,669
Bank of East Asia	19,391	56,434
CLP	25,788	137,209
Cathay Pacific Airways	14,000	25,308
Cheung Kong	21,000	161,543
Cheung Kong Infrastructure	6,000	14,116
Esprit	8,000	33,027
Giordano International	20,000	11,539
Hang Lung Properties	18,000	24,231
Hang Seng Bank	10,800	137,081
Henderson Land Development	10,000	44,873
Hong Kong and China Gas	50,772	87,226
Hong Kong Exchanges & Clearing	16,000	31,898
Hongkong Electric	19,500	85,502
Hopewell	8,000	14,154
Hopewell Highway Infrastructure (Warrants)	800 [b]	113
Hutchison Whampoa	29,800	200,582
Hysan Development	9,000	14,885
Johnson Electric	19,900	17,604
Li & Fung	22,000	34,270
MTR	17,500	26,587
New World Development	31,191	24,994
PCCW	43,207 [b]	29,359

	The Fund		13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Hong Kong (continued)
SCMP	11,759	4,975
Shangri-La Asia	14,000	13,552
Sino Land	20,664	12,518
SmarTone Telecommunications	4,000	4,436
Sun Hung Kai Properties	18,384	157,918
Swire Pacific, Cl. A	13,000	85,002
Techtronic Industries	6,000	16,077
Television Broadcasts	4,000	18,667
Texwinca	8,000	6,000
Wharf	17,171	47,111
Yue Yuen Industrial	6,800	18,090
		1,695,903
Ireland—.7%
Allied Irish Banks	11,904	171,667
Bank of Ireland	13,716	166,229
CRH	7,416	157,352
DCC	1,145	17,432
Elan	5,434 [b]	125,069
Fyffes	4,100	7,618
Grafton	2,600 [b]	19,230
Greencore	2,474	8,927
Independent News & Media	7,300	16,627
Irish Life & Permanent	3,700	57,305
Kerry	1,786	34,256
Ryanair	2,000 [b]	11,508
Waterford Wedgwood (Units)	21,509	5,930
		799,150
Italy—3.7%
Alleanza Assicurazioni	6,550	72,472
Assicurazioni Generali	13,460	354,974
Autogrill	1,528 [b]	21,797
Autostrade	2,815	51,967
Banca Antonveneta	3,150	60,417
Banca Fideuram	4,000	22,824
Banca Intesa	52,380	173,302
Banca Intesa (RNC)	13,436	33,662
Banca Monte dei Paschi di Siena	16,450	51,271

14

Common Stocks (continued)	Shares	Value ($)

Italy (continued)
Banca Nazionale del Lavoro	21,555 [b]	48,319
Banca Populare di Milano	5,900	34,868
Banche Popolari Unite Scrl	4,380	74,505
Banco Popolare di Verona e Novara Scri	5,216	86,787
Benetton	730	8,558
Bulgari	2,300	21,864
Capitalia	17,073	47,277
Enel	34,123	272,018
Eni	36,843	749,048
Fiat	6,433 [b]	45,267
FinecoGroup	1,728 [b]	9,342
Finmeccanica	83,070	63,433
Gruppo Editoriale L’Espresso	2,400	14,155
Italcementi	1,065	13,341
Luxottica	2,100	34,488
Mediaset	8,305	91,094
Mediobanca	6,419	74,408
Mediolanum	3,400	22,091
Mondadori (Arnoldo) Editore	2,050	19,143
Pirelli & C.	24,696	24,927
Riunione Adriatica di Sicurta	4,264	78,103
SanPaolo IMI	14,266	166,396
Seat Pagine Gialle	45,670	20,202
Snam Rete Gas	12,380	54,910
Sorin	2,880 [b]	8,096
Telecom Italia	115,871	371,558
Telecom Italia (RNC)	81,543	190,123
Telecom Italia Mobile	53,402	304,714
Telecom Italia Media	19,085 [a,b]	8,351
Tiscali	2,550 [b]	13,236
UniCredito Italiano	61,997	289,101
		4,102,409
Japan—21.9%
ACOM	1,000	71,225
ADERANS	400	8,119
ADVANTEST	900	68,425
AEON	3,300	144,733

	The Fund		15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
AEON CREDIT SERVICE	320	20,327
AIFUL	600	60,894
ALL NIPPON AIRWAYS	7,000	21,250
ALPS ELECTRIC	2,000	28,816
AMADA	4,000	22,509
ANRITSU	1,000	7,277
AOYAMA TRADING	700	16,175
ARIAKE JAPAN	220	6,041
ASAHI BREWERIES	5,300	59,553
ASAHI KASEI	16,900	92,345
ASATSU-DK	500	14,227
AUTOBACS SEVEN	500	13,457
Ajinomoto	7,800	91,249
Amano	1,000	7,657
Asahi Glass	10,800	114,307
BANDAI	1,000	24,240
BANK OF FUKUOKA	8,000	42,119
BELLSYSTEM24	40	8,685
BRIDGESTONE	9,400	159,116
Bank of Yokohama	14,000	76,499
Benesse	1,000	27,547
CANON	12,100	634,851
CAPCOM	900	9,469
CASIO COMPUTER	3,000	34,606
CHUGAI PHARMACEUTICAL	3,728	56,416
COCA-COLA WEST JAPAN	600	13,538
COMSYS	2,000	14,336
CSK	900	39,146
Central Glass	3,000	22,156
Central Japan Railway	13	106,257
Chiba Bank	9,000	48,933
Chubu Electric Power	8,800	183,408
Citizen Watch	4,000	40,343
Credit Saison	2,000	58,538
DAI NIPPON PRINTING	8,800	133,489
DAICEL CHEMICAL INDUSTRIES	4,000	17,688
DAIDO STEEL	200	468

16

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
DAIICHI PHARMACEUTICAL	3,300	57,833
DAIKIN INDUSTRIES	3,000	70,273
DAINIPPON INK AND CHEMICALS	8,000	19,573
DAINIPPON SCREEN MANUFACTURING	2,000 [a]	13,647
DAITO TRUST CONSTRUCTION	1,200	40,669
DENKI KAGAKU KOGYO KABUSHIKI KAISHA	5,600	18,725
DENSO	6,800	143,265
DENTSU	8	22,400
DOWA MINING	4,000	22,147
Daimaru	3,000	26,125
Daiwa House Industry	6,400	71,623
Daiwa Securities	17,000	127,860
EBARA	3,000	14,925
East Japan Railway	48	245,317
Eisai	3,100	79,217
FANUC	2,000	122,514
FAST RETAILING	700	54,551
FUJI ELECTRIC	7,000	18,585
FUJISAWA PHARMACEUTICAL	3,800	88,324
FUJITSU	22,800	158,467
FamilyMart	900	25,853
Fuji Photo Film	6,200	199,447
Fuji Television Network	6	15,550
Fujikura	5,000	27,094
Furukawa Electric	8,000	30,882
GUNZE	3,000	14,517
Gunma Bank	5,000	23,424
HANKYU DEPARTMENT STORES	2,000	16,583
HINO MOTORS	3,000	17,806
HIROSE ELECTRIC	400	45,852
HONDA MOTOR	11,000	441,575
HOUSE FOODS	1,220	16,539
HOYA	1,600	173,114
Hitachi	39,900	280,209
Hitachi Cable	3,000	15,115
Hitachi Chemical	1,400	25,626
Hitachi Software Engineering	400	9,877

	The Fund		17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Hokugin Financial	14,000	31,208
ISHIHARA SANGYO KAISHA	4,000	8,844
ITO EN	400	17,072
ITOCHU	18,500	78,288
ITOCHU TECHNO-SCIENCE	400	15,369
ITO-YOKADO	5,000	207,965
Isetan	2,300	31,763
Ishikawajima-Harima Heavy Industries	17,000	25,418
JAFCO	400	32,622
JAPAN TOBACCO	10	79,924
JFE	6,460	144,882
JGC	3,000	26,587
JSR	2,400	50,564
Japan Airlines System	8,600	25,639
Japan Real Estate Investment	3	20,742
Joyo Bank	9,462	36,783
KAJIMA	12,800	44,772
KAKEN PHARMACEUTICAL	1,000 [a]	5,564
KANDENKO	105	536
KANEBO	6,000 [b]	8,264
KANEKA	4,000	36,935
KATOKICHI	600	10,869
KEIO ELECTRIC RAILWAY	7,000	39,201
KEYENCE	440	105,659
KIKKOMAN	2,000	15,912
KINDEN	2,000	12,251
KIRIN BREWERY	10,000	99,135
KOKUYO	1,000	12,351
KOMATSU	13,600	77,517
KOMORI	1,000	16,075
KONAMI	1,200	30,773
KONICA MINOLTA	5,500	76,154
KOYO SEIKO	1,000 [a]	10,457
KUBOTA	14,000	60,768
KYOCERA	2,300	190,286
KYOWA HAKKO KOGYO	5,000	33,256
Kamigumi	2,400	16,637

18

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Kansai Electric Power	9,499	166,214
Kao	8,000	191,020
Kawasaki Heavy Industries	17,000	26,034
Kawasaki Kisen Kaisha	7,000	30,003
Keihin Electric Express Railway	5,000 [a]	30,266
Kintetsu	20,354 [a]	73,039
Kuraray	5,000	37,515
Kurita Water Industries	1,400	17,241
Kyushu Electric Power	5,700	98,138
LAWSON	800	30,012
MABUCHI MOTOR	400	27,584
MAEDA ROAD CONSTRUCTION	200	1,321
MARUHA	400 [b]	776
MARUI	4,800	75,335
MEITEC	500	17,625
MINEBEA	4,000	19,537
MITSUBISHI GAS CHEMICAL	5,000	18,758
MITSUBISHI MATERIALS	12,000	23,705
MITSUI & CO.	16,400	135,236
MITSUMI ELECTRIC	900	9,738
MURATA MANUFACTURING	3,100	203,380
Makita	2,000	27,076
Marubeni	17,000	42,825
Matsumotokiyoshi	400	12,106
Matsushita Electric Industrial	29,195	428,844
Matsushita Electric Works	6,000	54,370
Meiji Dairies	3,000	14,109
Meiji Seika Kaisha	4,000	16,601
Millea	21	298,763
Mitsubishi	14,000	133,460
Mitsubishi Chemical	22,200	60,351
Mitsubishi Electric	24,000	121,354
Mitsubishi Estate	14,000	165,557
Mitsubishi Heavy Industries	39,700	109,363
Mitsubishi Logistics	1,000	9,053
Mitsubishi Rayon	7,000	24,548
Mitsubishi Tokyo Financial	59	525,015

	The Fund		19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Mitsui Chemicals	8,000	42,119
Mitsui Engineering & Shipbuilding	11,000	19,637
Mitsui Fudosan	10,000	110,099
Mitsui Mining & Smelting	7,000	29,496
Mitsui O.S.K Lines	11,000	48,145
Mitsui Sumitomo Insurance	17,230	162,222
Mitsui Trust	7,380	52,229
Mitsukoshi	5,000 [a]	26,596
Mizuho Financial	90	425,717
NAMCO	500	13,457
NEC	22,800	179,127
NGK INSULATORS	4,000	30,012
NGK SPARK PLUG	2,000	18,504
NICHII GAKKAN	320	16,615
NICHIREI	4,000	13,339
NIDEC	500	53,962
NIKON	3,600	42,115
NIPPON KAYAKU	2,000	10,747
NIPPON MEAT PACKERS	2,000	23,850
NIPPON MINING	6,800	28,591
NIPPON OIL	17,800	98,069
NIPPON SHOKUBAI	2,000	14,354
NIPPON STEEL	76,100	159,296
NIPPON TELEGRAPH AND TELEPHONE	75	394,182
NISSAN MOTOR	35,000	389,788
NISSHINBO INDUSTRIES	2,000	12,994
NITTO DENKO	2,200	122,206
NSK	6,000	27,620
NTN	6,000	25,663
NTT Data	18	70,463
NTT DoCoMo	247	490,173
Net One Systems	4	17,036
Nikko Cordial	18,000	102,433
Nintendo	1,350	127,470
Nippon Building Fund	3	21,993
Nippon Express	11,000	64,293
Nippon Light Metal	400	997

20

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Nippon Sanso	3,000	13,674
Nippon Sheet Glass	5,000	17,444
Nippon Unipac	12	59,698
Nippon Yusen Kabushiki Kaisha	12,800	52,079
Nishimatsu Construction	3,000	10,575
Nissan Chemical Industries	2,000	14,988
Nisshin Seifun	2,000	18,431
Nissin Food Products	1,200	29,958
Nomura	25,000	405,963
Nomura Research Institute	300	31,018
OBAYASHI	8,000	38,711
OBIC	100	21,703
OJI PAPER	11,000	68,678
OKUMURA	3,000	14,272
OLYMPUS OPTICAL	3,000	58,176
OMRON	3,000	73,128
ONWARD KASHIYAMA	2,000	30,483
ORACLE CORPORATION JAPAN	400	22,509
ORIENTAL LAND	700	45,417
ORIX	1,140	120,864
OSAKA GAS	28,000	77,640
Oki Electric Industry	7,000 [b]	28,735
PIONEER	2,200 [a]	62,797
Promise	1,250	82,688
Q.P.	1,500	12,777
RICOH	9,000	179,421
ROHM	1,500	187,169
Resona	65,000 [b]	131,349
SAIZERIYA	400 [a]	5,455
SANDEN	2,000 [a]	13,665
SANKYO	700	26,134
SANKYO COMPANY	5,000	92,656
SANYO ELECTRIC	21,000	95,147
SAPPORO BREWERIES	5,000 [a]	17,489
SECOM	3,000	128,585
SEGA	1,400 [b]	14,665
SEVEN-ELEVEN JAPAN	6,000	203,887

	The Fund		21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
SHIMACHU	700	18,712
SHIMAMURA	300	24,738
SHIMANO	1,000	23,288
SHIMIZU	7,000	29,559
SHIZUOKA BANK	8,400	71,703
SHOWA SHELL SEKIYU	1,800	15,463
SKYLARK	1,000	19,619
SMC	800	91,704
SOFTBANK	3,200 [a]	144,987
SONY	12,380	479,023
SUMITOMO	10,000	76,752
SUMITOMO CHEMICAL	16,000	73,943
SUMITOMO HEAVY INDUSTRIES	7,000	18,333
SURUGA BANK	3,000	22,265
SUZUKEN	720	22,052
Sanwa Shutter	200	1,011
Seiko Epson	800	31,390
Seino Transportation	2,000	19,773
Sekisui Chemical	6,000	42,463
Sekisui House	7,000	74,215
77 Bank	4,000	24,068
Sharp	13,000	234,425
Shin-Etsu Chemical	5,000	202,075
Shionogi & Co.	4,000	62,961
Shiseido	5,000	61,483
Showa Denko	15,000	34,117
Snow Brand Milk Products	1,750 [a]	5,661
Sompo Japan Insurance	10,000	90,164
Stanley Electric	2,000	37,787
Sumitomo Bakelite	2,000	13,103
Sumitomo Electric Industries	8,800	81,338
Sumitomo Metal Industries	44,000	53,029
Sumitomo Metal Mining	7,000	42,563
Sumitomo Mitsui Financial	53	400,544
Sumitomo Osaka Cement	4,000	10,004
Sumitomo Realty & Development	5,000	56,137
Sumitomo Trust and Banking	13,000	78,220

22

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
T & D	2,300 [b]	91,704
TAIHEIYO CEMENT	10,000	25,826
TAISEI	11,000	38,576
TAISHO PHARMACEUTICAL	2,000	39,056
TAKARA	2,000	16,565
TAKEFUJI	950	60,346
TAKUMA	1,000	7,104
TDK	1,600	114,249
TEIJIN	11,000	33,093
TEIKOKU OIL	3,000	15,387
TERUMO	2,300	48,770
THK	1,300	25,151
TIS	500	18,984
TOBU RAILWAY	10,000	42,862
TODA	3,000	10,765
TOHO	1,900	28,959
TOKYO BROADCASTING SYSTEM	500	9,968
TOKYO GAS	35,000	129,718
TOKYO STYLE	1,000	10,530
TOKYU	13,820	69,003
TOPPAN PRINTING	8,000	94,024
TORAY INDUSTRIES	17,000	77,794
TOSHIBA	38,000	174,582
TOSOH	6,000	21,096
TOTO	4,000	42,771
TOYO SEIKAN KAISHA	2,000	36,120
TOYO SUISAN KAISHA	1,000	13,574
TOYOBO	8,200	17,610
TOYODA GOSEI	800	21,893
TOYOTA INDUSTRIES	2,200	47,846
Taiyo Yuden	1,100	18,391
Takashimaya	4,000	48,244
Takeda Chemical Industries	11,900	479,860
Tohoku Electric Power	6,000	96,398
Tokyo Electric Power	16,072	344,436
Tokyo Electron	2,200	133,968
TonenGeneral Sekiyu	4,000	33,746

	The Fund		23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Tostem Inax	3,424	65,157
Toyota Motor	38,114	1,378,051
Trend Micro	1,500	57,496
UFJ	50	309,456
UNI-CHARM	600	28,381
USS	300	25,364
UNY	2,000	23,415
USHIO	2,000	37,334
Ube Industries	10,600	17,962
WACOAL	1,000	10,213
WORLD	500	16,855
West Japan Railway	24	93,299
YAKULT HONSHA	2,000 [a]	29,088
YAMADA DENKI	1,000	34,344
YAMAHA	2,200	41,267
YAMATO TRANSPORT	5,400	82,061
YAMAZAKI BAKING	2,000	19,609
YOKOGAWA ELECTRIC	2,900	39,392
Yamaha Motor	2,000	28,599
Yamanouchi Pharmaceutical	4,300	143,392
		24,230,464
Luxembourg—.1%
Arcelor	4,885	81,163
Netherlands—4.8%
ABN AMRO	21,939	477,071
ASML	6,446 [b]	102,616
Aegon	19,179	251,060
Akzo Nobel	3,825	139,391
Corio	592	23,809
DSM	1,095	52,479
Euronext	1,290	37,531
Hagemeyer	6,642	14,332
Heineken	2,727	115,068
IHC Caland	432	20,347
ING Groep	24,661	528,575
Koninklijke Ahold	15,354 [b]	118,900
Koninklijke Numico	2,102 [b]	58,207

24

Common Stocks (continued)	Shares	Value ($)

Netherlands (continued)
Koninklijke (Royal) KPN	29,795	214,658
Koninkiljke (Royal) Philips Electronics	18,515	504,267
Koninklijke Vendex KBB	1,357	24,433
Oce	1,200	20,211
Reed Elsevier	8,839	124,182
Rodamco Europe	630	36,522
Royal Dutch Petroleum	29,415	1,430,548
STMicroelectronic	8,285	182,643
TPG	4,730	102,005
Unilever	8,044	529,869
VNU	3,113	87,098
Vedior	1,420	20,631
Wereldhave	270	20,714
Wolters Kluwer	3,899	65,669
		5,302,836
New Zealand—.2%
Auckland International Airport	3,347	14,215
Carter Holt Harvey	11,800	15,500
Contact Energy	5,200	18,865
Fisher & Paykel Appliances	4,768	14,166
Fisher & Paykel Healthcare	1,300	10,571
Fletcher Building	5,822	16,533
Independent Newspapers	1,500	4,738
NGC	3,200	5,084
Sky City Entertainment	5,800	15,963
Sky Network Television	1,300 [b]	4,472
Telecom Corporation of New Zealand	26,485	93,766
Tenon	1,240	1,505
Tower	5,000 [b]	5,348
Warehouse	2,700	7,363
		228,089
Norway—.5%
DNB	10,405	65,979
Frontline	600	15,612
Kvaerner	417 [a,b]	6,443
Norsk Hydro	2,074	121,839
Norske Skogindustrier	1,450	26,421

	The Fund		25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Norway (continued)
Orkla	2,719	65,994
Schibsted	700	13,189
Smedvig, Cl. A	400	3,819
Statoil	6,225	77,812
Storebrand	2,600	16,221
Tandberg	2,000	18,076
Telenor	10,281	67,590
Tomra Systems	2,550	10,259
Yara International	2,074	14,663
		523,917
Portugal—.4%
Banco BPI	5,214	19,876
Banco Comercial Portugues	26,804	62,335
Banco Espirito Santo	1,444	24,234
Brisa-Auto Estradas de Portugal	4,100	27,916
CIMPOR-Cimentos de Portugal	2,245	11,814
EDP	25,740	70,351
Jeronimo Martins	400 [a,b]	4,301
PT Multimedia	600	13,637
Portugal Telecom	13,134	142,487
Sonae	13,560	14,955
		391,906
Singapore—.8%
Allgreen Properties	6,000	3,473
Capitaland	14,000	13,247
Chartered Semiconductor Manufacturing	14,000 [a,b]	12,342
City Developments	7,000	25,096
ComfortDelGro	23,700	17,133
Creative Technology	1,000	10,462
DBS	16,059	134,969
Datacraft Asia	3,000 [b]	3,420
Fraser & Neave	2,430	18,995
Haw Par	1,658	4,541
Jardine Cycle & Carriage	1,422	5,600
Keppel	7,500	31,517
Keppel Land	5,000	4,702
Neptune Orient Lines	15,000	17,191

26

Common Stocks (continued)	Shares	Value ($)

Singapore (continued)
Oversea-Chinese Banking	14,143	100,579
Overseas Union Enterprise	1,000	3,615
Parkway	7,000	4,896
SMRT	8,000	2,939
ST Assembly Test Services	4,000 [b]	3,597
SembCorp Industries	16,037	13,478
SembCorp Logistics	4,000	4,232
SembCorp Marine	7,000	3,970
Singapore Airlines	8,000	50,780
Singapore Exchange	9,000	8,622
Singapore Land	2,000	4,420
Singapore Post	18,000	8,781
Singapore Press	4,900	60,478
Singapore Technologies Engineering	17,000	18,884
Singapore Telecommunications	87,900	120,889
United Overseas Bank	17,112	137,785
United Overseas Land	5,000	5,260
Venture	3,000	33,677
Wing Tai	6,000	3,015
		892,585
Spain—3.5%
ACS	1,303	63,307
Abertis Infraestructuras	3,027	50,547
Acciona	400	24,718
Acerinox	670	34,552
Altadis	4,491	126,945
Amadeus Global Travel Distribution	4,400	25,951
Antena 3 Television	228 [b]	11,588
Banco Bilbao Vizcaya Argentaria	45,325	598,210
Banco Popular Espanol	2,260	124,703
Banco Santander Cental Hispano	60,382	648,551
Corporacion Mapfre	1,442	17,286
Endesa	12,839	235,325
Fomento de Construcciones y Contratas	731	25,964
Gas Natural SDG	2,760	67,726
Grupo Ferrovial	900	35,894
Iberdrola	10,780	212,576

	The Fund		27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Spain (continued)
Iberia Lineas Aereas de Espana	6,314	20,966
Indra Sistemas	1,700	22,050
Industria de Diseno Textil	3,108	67,584
NH Hoteles	1,165 [b]	12,248
Promotora de Informaciones	1,000	17,825
Repsol YPF	12,882	271,321
Sacyr Vallehermoso	1,470	22,961
Sociedad General de Aguas de Barcelona	839	13,477
Telefonica	66,575	990,402
Telefonica Publicidad e Informacion	2,277	16,678
Union Fenosa	2,721	56,527
Zeltia	2,069 [a,b]	13,765
		3,829,647
Sweden—2.2%
AB SKF, Cl. A	218	7,505
AB SKF, Cl. B	1,300	44,584
Alfa Laval	900	13,548
Assa Abloy, Cl. B	4,200	51,129
Atlas Copco, Cl. A	1,600	56,130
Atlas Copco, Cl. B	1,000	32,332
Axfood	300	6,931
Billerud	800	12,723
Bostads Drott (Rights)	1,100	4,881
Castellum	600	12,998
Electrolux, Cl. B	4,100	81,040
Eniro	2,300	18,666
Eniro (Redemption Rights)	2,300 [b]	379
Fabege, Cl. B	1,100	14,327
Fabege (Redemption Rights)	1,100	5,400
Gambro, Cl. A	2,332	20,452
Gambro, Cl. B	1,300	11,316
Getinge, Cl. B	2,400	27,646
Hennes & Mauritz, Cl. B	6,700	164,004
Hoganas, Cl. B	500	12,174
Holmen, Cl. B	700	19,746
Modern Times, Cl. B	700 [b]	11,820
Nordea Bank	33,200	223,813

28

Common Stocks (continued)	Shares	Value ($)

Sweden (continued)
OMHEX	750 [b]	10,112
SAS	1,500 [b]	13,254
SSAB Svenskt Stal, Ser. A	900	14,785
SSAB Svenskt Stal, Ser. B	400	6,336
Sandvik	3,127	101,717
Securitas, Cl. B	4,120	59,324
Skandia Forsakrings	11,890	46,692
Skandinaviska Enskilda Banken, Cl. A	6,720	97,641
Skanska, Cl. B	5,600	45,082
Svenska Cellulosa, Cl. B	2,770	108,596
Svenska Handelsbanken, Cl. A	7,700	148,669
Svenska Handelsbanken, Cl. B	600	11,467
Swedish Match	4,764	48,018
Telefonaktiebolaget LM Ericsson, Cl. B	207,534 [b]	562,338
Tele2, Cl. B	1,325 [b]	60,184
TeliaSonera	23,154	95,169
Trelleborg, Cl. B	1,200	21,598
Volvo, Cl. A	1,322	43,608
Volvo, Cl. B	3,215	110,050
WM-data, Cl. B	5,000	11,126
		2,469,310
Switzerland—7.0%
ABB	24,363 [b]	137,166
Adecco	1,834	81,968
Ciba Specialty Chemicals	942 [b]	65,386
Clariant	3,300	41,867
Compagnie Financiere Richemont	7,330	188,536
Credit Suisse	16,741	590,054
Geberit	48	29,172
Givaudan	101	50,243
Holcim	2,135	110,241
Kudelski	435 [b]	13,168
Kuoni Reisen	41	15,969
Logitech International	592 [b]	25,683
Lonza	530	25,589
Nestle	5,695	1,440,660
Nobel Biocare	300	40,644

	The Fund		29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Switzerland (continued)
Novartis	33,616	1,498,538
Roche Holding (Bearer)	450	66,289
Roche Holding-Genusschein	9,934	1,041,974
SGS Societe Generale de Surveillance	65	34,089
Schindler	73	19,902
Serono	96	57,529
Sulzer	47	12,180
Swatch (Bearer)	505	67,088
Swatch (Reg’d)	920	24,763
Swiss Re	4,534	298,280
Swisscom	367	113,927
Syngenta	1,509	120,746
Synthes-Stratec	61	66,288
UBS	16,684	1,185,740
Unaxis	135	15,305
Valora	49	11,507
Zurich Financial Services	2,029 [b]	320,797
		7,811,288
United Kingdom—24.1%
AMEC	4,108	22,037
ARM	13,750	28,407
Aegis	15,640	25,031
Aggreko	3,100	8,837
Alliance Unichem	3,300	34,908
Amvescap	9,350	61,639
Associated British Ports	4,620	36,131
AstraZeneca	23,928	1,118,951
Aviva	31,755	310,283
BAA	15,260	140,719
BAE SYSTEMS	43,059	160,162
BBA	6,283	28,301
BG	49,670	286,928
BHP Billiton	34,726	277,424
BOC	6,997	112,480
BP	312,165	2,698,692
BPB	7,500	48,346
BT	121,999	386,179

30

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Balfour Beatty	6,400	28,544
Barclays	92,570	834,749
Barratt Developments	3,370	36,843
Berkeley	1,755	30,500
Boots	11,104	120,314
Brambles Industries	10,050	37,426
British Airways	7,611 [b]	38,129
British American Tobacco	22,186	336,387
British Land	6,860	79,013
British Sky Broadcasting	17,726	209,353
Bunzl	6,383	53,342
Cable & Wireless	34,333 [b]	75,192
Cadbury Schweppes	29,001	230,659
Canary Wharf	7,700 [b]	40,008
Capita	9,390	51,620
Carnival	2,405	107,774
Cattles	4,500	27,691
Celltech	3,820 [b]	28,469
Centrica	60,013	232,537
Close Brothers	1,914	27,798
Compass	30,649	192,947
Cobham	1,567	37,125
Corus	60,200 [b]	39,500
Daily Mail and General Trust	4,193	49,856
Davis Service	2,756	18,767
De La Rue	2,707	15,842
Diageo	43,398	582,201
Dixons	27,389	75,405
EMAP	3,515	53,887
EMI	11,100	50,785
Enterprise Inns	4,890	52,897
Electrocomponents	6,116	38,665
Exel	4,112	51,773
FKI	8,710	17,531
FirstGroup	5,500	26,188
Friends Provident	23,020	57,560
GKN	10,550	42,843

	The Fund		31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
GUS	14,229	197,070
George Wimpey	5,200	37,831
GlaxoSmithKline	83,992	1,738,214
Great Portland Estates	3,000	13,832
HBOS	54,063	700,349
HSBC	154,382	2,212,088
Hammerson	3,880	45,928
Hanson	10,367	79,052
Hays	22,570	47,229
Hilton	22,099	97,385
IMI	4,685	31,052
ITV	57,275	125,437
Imperial Chemical Industries	16,954	65,918
Imperial Tobacco	10,256	227,162
InterContinental Hotels	10,390	97,100
International Power	15,633 [b]	38,951
Invensys	80,022 [b]	27,672
Johnson Matthey	3,087	48,858
Kelda	5,333	43,882
Kesa Electricals	7,350	36,756
Kidde	11,300	22,444
Kingfisher	32,502	163,258
Land Securities	6,549	127,286
Legal & General	91,491	151,700
Liberty International	3,410	44,658
Lloyds TSB	78,652	587,898
LogicaCMG	10,537	40,548
MFI Furniture	8,300	23,072
Man	3,928	117,581
Marks & Spencer	31,505	154,339
Misys	8,027	29,537
Mitchells & Butlers	7,030	31,541
National Grid Transco	43,301	328,460
Next	3,876	95,885
Novar	7,400	16,797
Pearson	11,281	131,634
Peninsular and Oriental Steam Navigation	9,973	38,245

32

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Persimmon	3,780	43,973
Pilkington	16,852	24,804
Provident Financial	3,493	44,599
Prudential	28,268	222,072
RMC	3,796	39,616
Rank	8,646	48,757
Reckitt Benckiser	8,460	219,937
Reed Elsevier	17,845	166,139
Rentokil Initial	25,500	85,014
Reuters	20,155	133,317
Rexam	7,809	63,251
Rio Tinto	15,007	329,199
Rolls-Royce	21,225	87,135
Royal & Sun Alliance Insurance	41,102	58,493
Royal Bank of Scotland	39,630	1,189,804
SABMiller	11,243	122,019
SSL International	2,600	15,123
Sage	18,008	55,167
Sainsbury (J)	20,450	100,998
Schroders	1,845	20,694
Scottish & Newcastle	11,277	82,142
Scottish & Southern Energy	12,109	146,557
Scottish Power	26,137	177,637
Securicor	7,565	16,367
Serco	5,682	21,664
Severn Trent	4,888	67,871
Shell Transport & Trading	136,772	943,499
Signet	24,173	49,619
Slough Estates	6,000	46,870
Smith & Nephew	13,072	132,713
Smiths	7,880	97,608
Stagecoach	14,521	21,180
Tate & Lyle	6,102	32,896
Taylor Woodrow	8,350	41,757
Tesco	107,355	473,566
3i	8,593	91,888
Tomkins	10,560	50,655

	The Fund		33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)		Shares	Value ($)

United Kingdom (continued)
Unilever		38,917	367,152
United Business Media		4,714	38,454
United Utilities		8,001	76,405
United Utilities A Shares		4,111	24,933
Vodafone		961,818	2,336,728
WPP		16,599	163,663
Whitbread		4,075	53,837
William Hill		5,930	56,365
Wolseley		8,234	120,684
Yell		9,770	55,009
			26,690,054
Total Common Stocks
(cost $	90,458,549)		105,048,841

Preferred Stocks—.5%

Australia—.3%
News Corporation		37,968	324,933
Germany—.2%
Fresenius Medical Care		400	19,108
Henkel KGaA		840	72,701
Porsche		111	69,059
ProSiebenSat.1 Media		1,125	22,117
RWE		546	20,617
Volkswagen		1,490	44,653
Wella		200	18,413
			266,668
New Zealand—.0%
Tenon		3,250 [b]	3,944
Total Preferred Stocks
(cost $	475,176)		595,545

Other Investments—2.3%			Shares		Value ($)

Registered Investment Companies:
Dreyfus Institutional Cash Advantage Fund			866,666	[c]	866,666
Dreyfus Institutional Cash Advantage Plus Fund			866,667	[c]	866,667
Dreyfus Institutional Preferred Plus Money Market Fund			866,667	[c]	866,667
Total Other Investments
(cost $	2,600,000)				2,600,000

			Principal
Short-Term Investments—.2%			Amount ($)		Value ($)

U.S. Treasury Bill;
.93%, 6/10/2004
(cost $	249,742)		250,000	[d]	249,775

Investment of Cash Collateral
for Securities Loaned—.4%			Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	482,706)		482,706	[c]	482,706

Total Investments (cost $		94,266,173)	98.3%		108,976,867
Cash and Receivables (Net)			1.7%		1,919,630
Net Assets			100.0%		110,896,497

a A portion of these securities are on loan. At April 30, 2004, the total market value of the portfolio’s securities on loan is $454,672 and the total market value of the collateral held by the portfolio is $482,706.

b	Non-income producing.
c	Investments in affiliated money market mutual funds.
d	Partially held by the broker in a segregated account as collateral for open financial futures positions.

See notes to financial statements.

The Fund

STATEMENT OF FINANCIAL FUTURES

April 30, 2004 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2004 ($)

Financial Futures Long
DJ Euro STOXX 50	22	724,716	June 2004	(4,823)
Financial Times 100	7	557,923	June 2004	3,139
Morgan Stanley Capital
International Pan-Euro	74	1,462,254	June 2004	5,104
TOPIX	8	856,871	June 2004	19,430
				22,850

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $454,672)—Note 1(c):
Unaffiliated issuers	91,183,467	105,894,161
Affiliated issuers	3,082,706	3,082,706
Cash		921,774
Cash denominated in foreign currencies	439,035	449,111
Receivable for shares of Common Stock subscribed		857,236
Dividends and interest receivable		505,373
Receivable for foward currency exchange contracts		14,235
Net unrealized appreciation on forward
currency exchange contracts—Note 4		150
		111,724,746

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(a)		54,807
Liability for securities on loan—Note 1(c)		482,706
Payable for investment securities purchased		117,806
Payable for shares of Common Stock redeemed		83,777
Net unrealized depreciation on forward currency
exchange contracts—Note 4		54,186
Payable for futures variation margin—Note 4		34,967
		828,249

Net Assets ( $)		110,896,497

Composition of Net Assets ($):
Paid-in capital		114,375,574
Accumulated undistributed investment income—net		546,599
Accumulated net realized gain (loss) on investments		(18,711,677)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions (including
$22,850 net unrealized appreciation on financial futures)		14,686,001

Net Assets ( $)		110,896,497

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		9,306,441
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		11.92

See notes to financial statements.

The Fund

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (Unaudited)

Investment Income ( $):
Income:
Cash dividends (net of $143,582 foreign taxes withheld at source):
Unaffiliated issuers		1,242,912
Affiliated issuers		14,440
Interest		5,266
Income on securities lending		2,234
Total Income		1,264,852
Expenses:
Management fee—Note 3(a)		181,471
Shareholder servicing costs—Note 3(b)		129,622
Loan commitment fees—Note 2		83
Total Expenses		311,176
Investment Income—Net		953,676

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions		(11,465)
Net realized gain (loss) on forward currency exchange contracts		223,555
Net realized gain (loss) on financial futures		294,363
Net Realized Gain (Loss)		506,453
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions (including $	9,402
net unrealized appreciation on financial futures)		9,755,363
Net Realized and Unrealized Gain (Loss) on Investments		10,261,816
Net Increase in Net Assets Resulting from Operations		11,215,492

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004	Year Ended
	(Unaudited)	October 31, 2003

Operations ($):
Investment income—net	953,676	1,648,192
Net realized gain (loss) on investments	506,453	(3,829,289)
Net unrealized appreciation
(depreciation) on investments	9,755,363	21,513,616
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,215,492	19,332,519

Dividends to Shareholders from ($):
Investment income—net	(2,598,401)	(1,799,886)

Capital Stock Transactions ($):
Net proceeds from shares sold	22,811,802	115,901,585
Dividends reinvested	2,173,964	1,503,823
Cost of shares redeemed	(14,437,076)	(125,298,419)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	10,548,690	(7,893,011)
Total Increase (Decrease) in Net Assets	19,165,781	9,639,622

Net Assets ($):
Beginning of Period	91,730,716	82,091,094
End of Period	110,896,497	91,730,716
Undistributed investment income—net	546,599	2,191,324

Capital Share Transactions (Shares):
Shares sold	1,930,893	12,967,368
Shares issued for dividends reinvested	197,095	173,853
Shares redeemed	(1,229,095)	(13,968,800)
Net Increase (Decrease) in Shares Outstanding	898,893	(827,579)

See notes to financial statements.

The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-
tributions.These figures have been derived from the fund’s financial statements.
	Six Months Ended
	April 30, 2004		Year Ended October 31,

	(Unaudited)	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	10.91	8.89	10.60	14.18	14.95	12.25
Investment Operations:
Investment income—net[a]	.11	.18	.15	.15	.19	.17
Net realized and unrealized
gain (loss) on investments	1.21	2.04	(1.73)	(3.74)	(.78)	2.62
Total from Investment Operations	1.32	2.22	(1.58)	(3.59)	(.59)	2.79
Distributions:
Dividends from
investment income—net	(.31)	(.20)	(.13)	—	(.18)	(.09)
Redemption fee reimbursment	.00[b]	.00[b]	.00[b]	.01	.00[b]	—
Net asset value, end of period	11.92	10.91	8.89	10.60	14.18	14.95

Total Return (%)	12.28[c]	25.49	(15.12)	(25.25)	(4.09)	22.87

Ratios/Supplemental Data (%):
Ratio of expenses
to average net assets	.30[c]	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	.91[c]	1.98	1.44	1.26	1.21	1.27
Portfolio Turnover Rate	1.34[c]	11.37	24.12	30.02	15.32	9.01

Net Assets, end of period
($ x 1,000)	110,896	91,731	82,091	72,344	51,619	37,504

a Based on average shares outstanding at each month end.

b	Amount represents less than $.01 per share.
c	Not annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund’s investment objective is to provide investment results that correspond to the net dividend and total return performance of equity securities of international issuers in the aggregate, as represented by the Morgan Stanley Capital International Europe,Australia, Far East (Free) Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market,

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investment. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with incomes tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $13,283,414 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2003. If not applied, $58,106 of the carryover expires in fiscal 2005, $167,514 expires in fiscal 2006, $2,874,348 expires in fiscal 2009, $5,891,135 expires in fiscal 2010 and $4,292,311 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2003, was as follows: ordinary income $1,799,886. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line Of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2004, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .35 of 1% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except man-

agement fees, brokerage commissions, taxes, commitment fees, interest, Shareholder Services Plan fees, fees and expenses of non-interested Board Members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board Members (including counsel fees). Each Board member also serves as a Board Member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Each Board member receives an annual fee of $25,000, an attendance fee of $4,000 for each in-person meeting and $500 for telephone meetings.The chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Subject to the Company’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to the Manager were in fact paid directly by the Manager to the non-interested Board members. All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets. This amount for the period ended April 30, 2004 was $1,024.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consists of: management fees $31,971 and shareholder services plan fees $22,836.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, a fee at the annual rate of .25 of 1% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2004, the fund was charged $129,622 pursuant to the Shareholder Services Plan.

(c) A 1% redemption fee is charged and retained by the fund on shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2004, redemption fees charged and retained by the fund amounted to $7,998.

(d) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests it’s available cash balances in affiliated money market mutual funds as shown in the fund’s Statement of Investments. Management fees are not charged to these money market mutual funds. During the period ended April 30, 2004, the fund derived $14,440 in income from these investments, which is included as dividend income in the fund’s Statement of Operations.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended April 30, 2004, amounted to $7,620,464 and $1,333,762, respectively.

The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.

The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

The following summarizes open forward currency exchange contracts at April 30, 2004:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases:
British Pound,
expiring 5/5/2004	14,513	25,783	25,736	(47)
British Pound,
expiring 6/17/2004	246,655	444,174	435,716	(8,458)
Danish Krone,
expiring 5/4/2004	31,040	4,982	5,000	18
Euro, expiring 5/3/2004	4,236	5,059	5,078	19
Euro, expiring 5/4/2004	24,953	29,800	29,913	113
Euro, expiring
6/17/2004	1,871,609	2,270,396	2,240,784	(29,612)
Japanese Yen,
expiring 5/10/2004	1,200,600	10,880	10,879	(1)
Japanese Yen,
expiring 6/17/2004	94,183,797	870,587	854,546	(16,041)
Singapore Dollar,
expiring 5/5/2004	11,723	6,890	6,890	—
Swiss Franc,
expiring 5/4/2004	20,227	15,627	15,600	(27)
Total				(54,036)

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equiva-

The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

lents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 2004, are set forth in the Statement of Financial Futures.

At April 30, 2004, accumulated net unrealized appreciation on investments was $14,710,694, consisting of $20,557,122 gross unrealized appreciation and $5,846,428 gross unrealized depreciation.

At April 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

For More Information

Dreyfus International
Stock Index Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
By E-mail Send your request
to info@dreyfus.com
On the Internet Information
can be viewed online or
downloaded from:
http://www.dreyfus.com

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation

0079SA0404

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus dis-
claims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
24	Statement of Financial Futures
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
28	Financial Highlights
29	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Smallcap Stock Index Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Smallcap Stock Index Fund covers the six-month period from November 1, 2003, through April 30, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager,Tom Durante.

Positive economic data continued to accumulate during the reporting period, as consumers, flush with extra cash from federal tax refunds and mortgage refinancings, continued to spend. At the same time, recent evidence of stronger job growth supports the view that corporations have become more willing to spend and invest. One result of the economic rebound has been higher overall earnings and stock prices for many U.S. companies.

Although recent economic news generally has been encouraging, we continue to believe that investors should be aware of the potential risks that could lead to heightened volatility or a stock market correction. Chief among them, in our view, are a possible acceleration of inflation and the chance that terrorism could cause instability in global markets. As always, we encourage you to speak regularly with your financial advisor, who may be in the best position to suggest ways to position your portfolio for the opportunities and challenges of today’s financial markets.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2004

2

DISCUSSION OF FUND PERFORMANCE

Tom Durante, Portfolio Manager

How did Dreyfus Smallcap Stock Index Fund perform relative to its benchmark?

For the six-month period ended April 30, 2004, Dreyfus Smallcap Stock Index Fund produced a total return of 8.10%.1 The Standard & Poor’s SmallCap 600 Index (the “S&P 600 Index”), the fund’s benchmark, produced a 8.47% return for the same period.2,3

We attribute the fund’s performance to the effects of a strengthening economy, in which renewed growth was driven by improving corporate sentiment, low interest rates and lower income federal tax rates enacted in the spring of 2003.Although small-cap stocks generally posted higher returns than mid- and large-cap stocks for the reporting period as a whole, in 2004 we began to detect an apparent shift in investors’ preferences toward larger-cap stocks. The difference in returns between the fund and the S&P 600 Index was primarily due to the fund’s sampling strategy, transaction costs and other fund operating expenses.

What is the fund’s investment approach?

The fund seeks to match the total return of the S&P 600 Index.To reac this goal, the fund generally invests in a representative sample of the stock listed in the S&P 600 Index.While the portfolio manager strives to ow the vast majority of the stocks in the S&P 600 Index, he may avoid som very small, less liquid names. Often considered a barometer for the smal cap stock market in general, the S&P 600 Index is composed of 60 domestic stocks across 10 economic sectors. Each stock is weighted by i market capitalization; that is, larger companies have greater representatio in the S&P 600 Index than smaller ones. The fund may also use stoc index futures as a substitute for the sale or purchase of stocks.

As an index fund, the fund uses a passive management approach: all investment decisions are made based on the composition of the S&P 600 Index.The fund does not attempt to manage market volatility.

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

Small-cap stocks are often those of new and entrepreneurial companies and tend to grow faster than large-cap companies.They also typically use any profits for expansion rather than for paying dividends. Compared to larger, more established companies, small companies are subject to more erratic market movements and may carry additional risks because, among other things, their revenues and earnings also tend to be less predictable. As a result, their stocks tend to be less liquid and more volatile.

What other factors influenced the fund’s performance?

When the reporting period began, small-cap stocks continued to flourish as investors’ appetite for risk increased in a recovering economy. Historically, small-cap stocks have tended to produce higher returns than larger-cap stocks during the early stages of economic recoveries, and the beginning of the reporting period was no exception. However, as the economic recovery progressed in early 2004, investors became increasingly concerned that rising inflationary pressures might lead to higher interest rates. As a result, market sentiment appeared to shift from smaller growth-oriented stocks toward larger-cap value stocks.

For the overall reporting period, the fund’s greatest gains stemmed from the industrial parts industry group, which benefited from higher demand from U.S. manufacturers and infrastructure development in the emerging industrial economies of China, Africa, India and South America. Small energy stocks, including oil services companies, also benefited from stronger global growth and higher commodity prices during the reporting period.

Health care stocks produced relatively attractive returns, with particularly robust gains among small-cap medical products and service companies. For example, the fund’s investments in the health care sector saw higher stock prices among small companies providing products and services for sleep diagnostics, plastic surgery and health services for

4

newborns, including a special hearing test administered in the first few hours of birth.

On the other hand, technology stocks generally lagged the averages during the reporting period. Semiconductor stocks provided especially disappointing returns when profit margins were eroded by higher spending levels required to meet rising demand. In addition, airline companies performed relatively poorly due to higher fuel prices and terrorism-related concerns.

What is the fund’s current strategy?

As an index fund, our strategy is to attempt to replicate the returns of the small-cap market as represented by the S&P 600 Index. Accordingly, as of the end of the reporting period the percentage of the fund’s assets invested in each market sector closely approximated its representation in the S&P 600 Index.

May 17, 2004

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance.

3	“Standard & Poor’s,”“S&P,”“Standard & Poor’s SmallCap 600 Index” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund

5

STATEMENT OF INVESTMENTS
April 30, 2004 (Unaudited)

Common Stocks—99.5%	Shares	Value ($)

Consumer Cyclical—18.1%
A. T. Cross, Cl. A	16,500 [a]	97,020
Action Performance Cos.	14,000 [b]	219,520
Advanced Marketing Services	15,000	148,950
Albany International, Cl. A	28,100	857,050
Angelica	9,700	223,100
Applica	22,000 [a]	246,840
Arctic Cat	17,600	418,000
Argosy Gaming	26,000 [a]	966,940
Ashworth	6,900 [a]	58,650
Atlantic Coast Airlines Holdings	35,300 [a]	231,215
Aztar	29,400 [a]	761,460
Bally Total Fitness Holdings	28,500 [a,b]	117,420
Bassett Furniture	10,800	193,752
Brown Shoe	17,900	654,782
Burlington Coat Factory Warehouse	36,000	682,560
CEC Entertainment	36,525 [a]	1,248,059
CPI	9,600	147,264
Casey's General Stores	46,000	761,760
Cato, Cl. A	19,000	380,380
Children's Place Retail Stores	23,000 [a]	605,820
Christopher & Banks	36,775	657,905
Coachmen Industries	12,000	191,160
Concord Camera	15,600 [a]	78,780
Cost Plus	17,100 [a]	619,020
Department 56	15,200 [a]	244,264
Dress Barn	23,600 [a]	396,952
Duane Reade	17,400 [a]	290,406
Electronics Boutique Holdings	21,600 [a]	584,280
Enesco Group	10,300 [a]	133,591
Ethan Allen Interiors	33,000 [b]	1,371,810
Fedders	13,670	73,955
Fleetwood Enterprises	27,100 [a,b]	392,950
Fossil	57,825 [a]	1,416,134
Fred's	30,400	564,528
Frontier Airlines	24,600 [a]	223,368

6

Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
GenCorp	37,000	392,570
Genesco	22,000 [a]	489,500
Goody's Family Clothing	31,600	394,684
Great Atlantic & Pacific	21,500 [a]	172,000
Group 1 Automotive	21,600 [a]	746,496
Guitar Center	19,600 [a]	813,792
Gymboree	23,300 [a]	411,245
Haggar	4,600	90,344
Hancock Fabrics	15,000	222,900
Haverty Furniture	22,300	402,961
Hibbett Sporting Goods	19,500 [a]	473,460
Hot Topic	44,000 [a]	979,440
IHOP	17,500	650,125
Insight Enterprises	40,100 [a]	671,274
Interface, Cl. A	33,200 [a]	283,196
Intermet	14,000	56,700
J. Jill Group	17,600 [a]	372,768
JAKKS Pacific	20,400 [a,b]	354,348
Jack in the Box	30,300 [a]	820,524
Jo-Ann Stores	20,160 [a]	569,923
K-Swiss	31,000	604,810
K2	32,000 [a]	469,120
Kellwood	23,300	919,185
Landry's Restaurants	24,300	813,564
La-Z Boy	47,000	979,480
Linens 'n Things	39,000 [a]	1,265,160
Lone Star Steakhouse & Saloon	21,700	667,275
Marcus	28,500	461,700
Men's Wearhouse	35,000 [a]	892,150
Mesa Air Group	41,600 [a,b]	294,112
Midas	11,300 [a]	206,338
Monaco Coach	28,250	736,477
Movie Gallery	32,000	621,440
Multimedia Games	23,300 [a,b]	519,124
NBTY	58,000 [a]	2,155,280

The Fund

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
National Presto Industries	6,000	244,260
Nautilus Group	28,100 [b]	451,848
O'Charleys	15,800 [a]	298,462
OshKosh B'Gosh	8,000	184,960
Oshkosh Truck	31,300	1,602,560
Oxford Industries	14,800	576,904
P.F. Chang's China Bistro	20,300 [a,b]	991,858
Panera Bread, Cl. A	24,300 [a,b]	993,141
Papa John's International	18,600 [a,b]	622,170
Pep Boys-Manny, Moe & Jack	53,800	1,477,886
Phillips-Van Heusen	24,100	435,487
Pinnacle Entertainment	24,500 [a]	279,790
Polaris Industries	40,000	1,716,000
Prime Hospitality	37,200 [a]	373,860
Quicksilver	45,700 [a]	988,491
RARE Hospitality International	29,550 [a]	808,784
Russ Berrie & Co.	18,300	522,099
Russell	31,000	515,530
Ryan's Family Steak House	38,000 [a]	689,320
SCP Pool	31,987 [a]	1,286,197
Salton	8,000 [a,b]	72,400
School Specialty	15,900 [a,b]	566,517
Select Comfort	33,100 [a]	802,344
ShopKo Stores	27,500 [a]	364,650
Shuffle Master	22,950 [a,b]	751,613
SkyWest	49,900	908,180
Sonic	35,237 [a]	1,137,098
Standard Motor Products	20,500	299,300
Steak n Shake	25,378 [a]	478,375
Stein Mart	37,000 [a]	470,640
Stride Rite	38,000	407,740
Sturm Ruger	25,600	279,296
TBC	18,300 [a]	511,302
Too	26,500 [a]	464,810
Toro	23,000	1,337,450
Tower Automotive	41,600 [a,b]	212,992
Tractor Supply	31,800 [a]	1,242,108

8

Common Stocks (continued)	Shares	Value ($)

Consumer Cyclical (continued)
Triarc, Cl. B	43,000	449,350
Ultimate Electronics	5,100 [a,b]	21,675
Urban Outfitters	35,000 [a]	1,615,950
WMS Industries	23,400 [a,b]	660,816
Wabash National	28,100 [a]	714,021
Wet Seal, Cl. A	20,000 [a,b]	110,200
Winnebago Industries	31,300	902,379
Wolverine World Wide	36,500	981,120
Zale	23,300 [a]	1,302,936
		69,357,979
Consumer Staples—2.5%
American Italian Pasta, Cl. A	15,000	464,400
Corn Products International	31,500	1,338,750
DIMON	42,300	293,139
Delta & Pine Land	33,333	808,659
Flowers Foods	41,450	1,015,110
Hain Celestial Group	29,400 [a]	582,120
International Multifoods	16,100 [a]	400,085
J & J Snack Foods	8,200 [a]	313,486
Lance	25,800	389,838
Libbey	13,200	345,444
Nash Finch	13,800	285,246
Nature's Sunshine Products	13,000	188,500
Performance Food Group	37,400 [a]	1,313,862
Ralcorp Holdings	24,000 [a]	835,440
United Natural Foods	31,000 [a]	776,550
WD-40	15,400	467,390
		9,818,019
Energy—8.1%
American States Water	10,650	246,547
Atmos Energy	45,000	1,108,800
Atwood Oceanics	10,500 [a]	384,825
Cabot Oil & Gas	26,200	935,340
Cal Dive International	33,800 [a]	913,952
Carbo Ceramics	15,100	976,668
Cascade Natural Gas	8,000	164,240
Cimarex Energy	37,800 [a]	1,042,902

	The Fund

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Dril-Quip	14,000 [a]	240,520
Energen	31,800	1,314,930
Evergreen Resources	36,000 [a,b]	1,444,680
Frontier Oil	25,800	458,724
Headwaters	31,300 [a]	719,587
Hydril	17,500 [a]	445,550
Laclede Group	17,400	480,066
NUI	12,700	211,582
New Jersey Resources	23,300	887,963
Northwest Natural Gas	22,000 [b]	646,800
Nuevo Energy	18,500 [a]	638,250
Oceaneering International	20,300 [a]	568,400
Patina Oil & Gas	61,150	1,699,970
Piedmont Natural Gas	32,700	1,324,350
Plains Resources	23,200 [a]	418,064
Prima Energy	11,200 [a]	415,856
Remington Oil & Gas	25,000 [a]	547,500
Southern Union	59,972 [a]	1,179,049
Southwest Gas	29,400	670,320
Southwestern Energy	33,500 [a]	842,525
Spinnaker Exploration	27,400 [a]	977,358
St. Mary Land & Exploration	26,300	950,745
Stone Energy	24,300 [a]	1,195,560
Swift Energy	24,900 [a]	540,081
TETRA Technologies	21,550 [a]	515,261
Tom Brown	38,300 [a]	1,833,804
UGI	44,800	1,411,200
Unit	40,400 [a]	1,141,300
Veritas DGC	30,100 [a]	614,943
Vintage Petroleum	55,000	828,850
W-H Energy Services	19,900 [a]	365,762
		31,302,824
Health Care—11.9%
Accredo Health	41,825 [a]	1,616,536
Advanced Medical Optics	27,500 [a]	867,350
Alpharma, Cl. A	45,000	977,850
American Healthways	26,300 [a,b]	637,249

10

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
American Medical Systems Holdings	30,100 [a]	781,396
Amerigroup	21,300 [a]	884,163
AmSurg	26,600 [a]	642,922
ArQule	16,200 [a]	107,568
ArthroCare	17,000 [a]	399,670
BioLase Technology	17,100 [a,b]	220,248
Biosite	14,500 [a,b]	574,490
CIMA Labs	13,000 [a]	411,320
CONMED	25,600 [a]	631,808
Cooper Cos.	27,800	1,501,200
CryoLife	10,250 [a,b]	58,630
Curative Health Services	12,500 [a]	145,000
Cyberonics	16,200 [a]	383,778
Datascope	14,200	470,304
Diagnostic Products	25,400	1,083,564
Enzo Biochem	30,940 [a]	450,177
Haemonetics	23,000 [a]	649,290
Hologic	17,000 [a]	340,850
Hooper Holmes	47,500	261,725
ICU Medical	12,100 [a,b]	403,777
IDEXX Laboratories	31,000 [a]	1,899,060
Immucor	18,000 [a]	443,700
INAMED	30,700 [a]	1,806,388
Integra LifeSciences Holdings	21,600 [a]	691,200
Invacare	28,000	1,115,240
MGI Pharma	30,700 [a]	1,897,874
Medicis Pharmaceutical, Cl. A	47,000	2,017,240
Mentor	36,000	1,141,200
Merit Medical Systems	21,300 [a]	334,623
Noven Pharmaceuticals	17,300 [a]	339,772
Odyssey Healthcare	32,550 [a,b]	547,165
Orthodontic Centers of America	47,500 [a,b]	340,575
Osteotech	10,500 [a]	69,720
Owens & Minor	34,200	831,060
Pediatrix Medical Group	20,900 [a]	1,494,350
PolyMedica	24,600	684,864
Possis Medical	14,100 [a]	358,563

	The Fund		11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Priority Healthcare, Cl. B	37,118 [a]	744,216
Province Healthcare	42,350 [a]	677,177
Regeneron Pharmaceuticals	42,900 [a]	537,537
RehabCare Group	15,400 [a]	314,930
Renal Care Group	40,400 [a]	1,998,992
ResMed	28,300 [a]	1,394,624
Respironics	30,000 [a]	1,572,300
Savient Pharmaceuticals	65,000 [a]	243,750
Sierra Health Services	26,300 [a]	977,045
Sola International	29,500 [a]	605,340
Sunrise Senior Living	17,500 [a,b]	553,000
Sybron Dental Specialties	34,099 [a]	997,396
Techne	37,000 [a]	1,441,520
Theragenics	22,000 [a]	115,280
US Oncology	74,000 [a]	1,102,600
United Surgical Partners International	23,300 [a]	843,926
Viasys Healthcare	26,800 [a]	519,920
Vital Signs	12,300	395,199
		45,548,211
Interest Sensitive—13.9%
Anchor Bancorp Wisconsin	18,300	444,324
BankUnited Financial, Cl. A	26,000 [a]	687,180
Boston Private Financial Holdings	20,600	479,980
Brookline Bancorp	45,300	641,448
Capital Automotive	33,800	950,794
Cash America International	26,300	562,557
Centene	15,500 [a]	519,250
Chittenden	31,250	950,625
Colonial Properties Trust	23,900	843,192
Commercial Federal	34,000	872,440
Commercial Net Lease Realty	45,500 [b]	754,845
Community First Bankshares	30,000	965,400
Delphi Financial Group, Cl. A	25,217	1,012,715
Dime Community Bancshares	34,250	585,675
Downey Financial	22,680	1,094,310
East West Bancorp	19,700	1,109,701
Essex Property Trust	19,500 [b]	1,188,525

12

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Financial Federal	15,600 [a]	488,280
First Bancorp	37,250	1,373,035
First Midwest Bancorp	38,074	1,284,997
First Republic Bank	15,500	590,550
FirstFed Financial	16,500 [a]	666,930
Flagstar Bancorp	55,300	1,129,779
Fremont General	68,000	1,465,400
Gables Residential Trust	22,100	702,780
Glenborough Realty Trust	27,300	512,967
Gold Banc	31,400	513,704
Hilb, Rogal & Hamilton	31,200	1,118,520
Hudson United Bancorp	40,780	1,457,069
Investment Technology Group	38,000 [a]	544,540
Irwin Financial	26,600	629,090
Kilroy Realty	23,700	742,995
LandAmerica Financial Group	17,000	700,570
Lexington Corporate Properties Trust	40,700	752,543
MAF Bancorp	29,000	1,184,650
NCO Group	25,900 [a]	587,930
New Century Financial	32,050	1,359,882
Philadelphia Consolidated Holding	20,300 [a]	1,172,122
Piper Jaffray	18,200 [a]	881,244
Presidential Life	27,000	434,430
Provident Bankshares	23,024	648,586
RLI	21,800	757,550
Republic Bancorp	54,280	706,183
Rewards Network	23,600 [a]	231,516
Riggs National	20,000	361,800
SCPIE Holdings	5,200	42,900
SWS Group	15,471	251,249
Seacoast Financial Services	24,500	792,330
Selective Insurance Group	23,400	836,784
Shurgard Storage Centers, Cl. A	38,500	1,282,050
South Financial Group	53,200	1,473,640
Southwest Bancorporation of Texas	28,300	1,150,961
Sterling Bancshares	34,500	438,495
Sterling Financial	19,400 [a]	640,394

	The Fund		13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Interest Sensitive (continued)
Stewart Information Services	17,000	603,500
Susquehanna Bancshares	33,200	776,880
Trustco Bank	61,944	781,114
UCBH Holdings	41,200	1,525,224
UICI	42,000 [a]	727,020
Umpqua Holdings	28,000	530,600
United Bankshares	39,000	1,170,390
Waypoint Financial	27,565	713,382
Whitney Holding	33,250	1,363,250
Wintrust Financial	17,400	826,326
Zenith National Insurance	17,600 [b]	758,912
		53,348,004
Producer Goods & Services—20.3%
A. Schulman	26,000	520,000
A. M. Castle	8,300 [a]	77,605
A. O. Smith	26,250	784,875
AAR	27,850 [a]	282,677
Acuity Brands	38,500	942,095
Apogee Enterprises	19,800	220,572
Applied Industrial Technologies	18,100	475,668
AptarGroup	31,300	1,230,090
Arch Chemicals	18,800	549,148
Arkansas Best	22,000	571,780
Astec Industries	14,200 [a]	253,328
Baldor Electric	28,133	635,243
Barnes Group	20,600	561,350
Belden	27,400	479,226
Brady, Cl. A	21,700	843,262
Briggs & Stratton	20,400	1,428,000
Brush Engineered Materials	14,300 [a]	231,374
Buckeye Technologies	26,900 [a]	282,450
Building Materials Holding	13,100	215,364
C&D Technologies	21,000	325,500
CLARCOR	22,850	1,005,857
CUNO	14,300 [a]	630,058
Cable Design Technologies	32,725 [a,b]	279,144
Cambrex	21,300	526,536

14

Common Stocks (continued)	Shares	Value ($)

Producer Goods & Services (continued)
Caraustar Industries	18,400 [a]	232,760
Carpenter Technology	21,000	573,510
Century Aluminum	29,500 [a]	584,100
Champion Enterprises	53,300 [a]	580,437
Chesapeake	19,400	440,574
Cleveland-Cliffs	10,500 [a,b]	497,490
Commercial Metals	24,500	641,900
Commonwealth Industries	20,400	161,160
Cubic	21,500	507,400
Curtiss-Wright	18,300	861,930
DRS Technologies	21,700 [a]	613,025
Deltic Timber	11,500	391,115
EDO	15,700	356,390
EGL	36,600 [a]	678,564
ElkCorp	17,200	476,784
Emcor Group	10,900 [a]	445,810
Engineered Support Systems	23,900	1,162,257
Florida Rock Industries	38,625	1,536,889
Forward Air	19,500 [a]	648,960
Gardner Denver	18,300 [a]	479,826
Georgia Gulf	31,500	1,003,590
Griffon	28,000 [a]	614,600
H. B. Fuller	22,600	619,240
Heartland Express	44,071	1,081,943
Hughes Supply	26,000	1,453,140
IDEX	28,500	1,346,625
IMCO Recycling	8,400 [a]	74,424
Insituform Technologies, Cl. A	18,900 [a]	306,936
Intermagnetics General	13,617 [a]	333,889
InVision Technologies	14,500 [a]	720,360
Ionics	17,600 [a,b]	406,032
JLG Industries	36,500	539,835
Kaman, Cl. A	21,800	270,974
Kansas City Southern	50,000 [a]	692,500
Kaydon	23,600	660,092
Kirby	19,200 [a]	662,400
Knight Transportation	35,100 [a]	904,176

	The Fund		15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Producer Goods & Services (continued)
Landstar System	25,600 [a]	1,150,976
Lawson Products	9,300	324,105
Lennox International	52,000	868,920
Lindsay Manufacturing	8,600	203,390
Lone Star Technologies	20,600 [a]	422,300
Lydall	15,000 [a]	146,400
M.D.C. Holdings	29,811	1,842,022
MacDermid	27,000	874,260
MagneTek	12,300 [a]	84,870
Manitowoc	25,275	768,613
Massey Energy	62,500	1,463,750
Material Sciences	9,500 [a]	92,150
Maverick Tube	33,500 [a]	758,105
Meritage	12,800 [a]	868,480
Milacron	25,500	100,215
Moog, Cl. A	25,750 [a]	849,750
Mueller Industries	28,100	942,755
Myers Industries	27,318	385,457
NVR	5,700 [a]	2,570,700
OM Group	27,800 [a]	707,510
Offshore Logistics	19,300 [a]	423,635
Omnova Solutions	23,500 [a]	111,625
Penford	9,800	160,034
PolyOne	64,200 [a]	439,128
Pope & Talbot	10,200	169,320
Quaker Chemical	8,500	214,710
Quanex	15,200	620,160
RTI International Metals	16,400 [a]	240,260
Regal Beloit	24,000	480,240
Reliance Steel & Aluminum	30,000	990,600
Robins & Myers	11,500	251,390
Rock-Tenn, Cl. A	31,800	473,820
Rogers	13,600 [a]	811,920
Ryerson Tull	17,000	199,580
Schweitzer-Mauduit International	12,100	374,979
SEACOR Holdings	14,050 [a]	582,794
Simpson Manufacturing	21,500	1,121,440

16

Common Stocks (continued)	Shares	Value ($)

Producer Goods & Services (continued)
Skyline	8,000	341,920
Standard Pacific	29,500 [b]	1,487,980
Standex International	11,200	301,280
Steel Dynamics	44,000 [a]	1,059,080
Steel Technologies	14,300	275,847
Stewart & Stevenson Services	22,300	356,354
SurModics	13,600 [a,b]	304,368
Technitrol	33,800 [a]	718,926
Teledyne Technologies	28,000 [a]	531,440
Texas Industries	16,500	556,215
Thomas Industries	14,650	494,438
Timken	78,000	1,720,680
Tredegar	36,000	478,440
Triumph Group	12,600 [a]	405,090
URS	36,100 [a]	932,463
USF	25,300	841,225
United Stationers	31,300 [a]	1,189,400
Universal Forest Products	18,000	487,620
Valmont Industries	19,900	407,950
Watsco	25,200	734,580
Watts Water Technologies	25,100	614,699
Wausau-Mosinee Paper	45,000	631,350
Wellman	26,300	212,767
Wilson Greatbatch Technologies	16,200 [a]	558,900
Wolverine Tube	7,800 [a]	95,316
Woodward Governor	11,300	704,442
Yellow Roadway	43,246 [a]	1,472,526
		77,918,498
Services—8.4%
ABM Industries	45,000	830,700
ADVO	26,350	827,390
Aaron Rents	26,698	773,174
Administaff	23,000 [a]	402,500
American Management Systems	32,350 [a]	624,678
Arbitron	27,000 [a]	1,005,750
Armor Holdings	26,000 [a]	859,040
BARRA	16,900	690,365

	The Fund		17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Services (continued)
Boston Communications Group	20,000 [a]	215,200
Bowne & Co.	25,000	423,250
CACI International, Cl. A	26,000 [a]	1,183,000
CDI	16,700	538,742
Central Parking	28,610	546,165
Ciber	57,300 [a]	501,375
Consolidated Graphics	12,500 [a]	466,500
Cross Country Healthcare	28,000 [a]	461,720
Daktronics	17,300 [a]	367,279
eFunds	42,500 [a]	682,550
4Kids Entertainment	12,800 [a]	279,680
FactSet Research Systems	30,600	1,216,656
G & K Services, Cl. A	19,000	720,100
Global Payments	32,320	1,550,714
Heidrick & Struggles International	14,100 [a]	350,103
Information Holdings	16,700 [a]	414,995
Insurance Auto Auction	10,700 [a]	168,311
John H. Harland	25,700	791,817
Kroll	37,300 [a,b]	1,105,572
Labor Ready	36,950 [a]	467,048
Longs Drug Stores	32,000	627,200
MAXIMUS	20,300 [a]	710,500
MICROS Systems	16,500 [a,b]	723,855
ManTech International, Cl. A	28,400 [a]	712,840
MemberWorks	9,300 [a,b]	274,443
Mobile Mini	12,000 [a]	231,000
NDCHealth	31,800	727,266
New England Business Service	13,400	465,114
On Assignment	9,200 [a]	46,920
PAREXEL International	23,500 [a]	459,190
PRG-Schultz International	37,650 [a]	176,955
Paxar	34,525 [a]	568,972
Pegasus Solutions	14,000 [a]	149,800
Pharmaceutical Product Development	46,500 [a]	1,375,005
Pre-Paid Legal Services	17,700 [a,b]	442,500
Roto-Rooter	8,899	430,712
Shaw Group	47,200 [a]	566,400

18

Common Stocks (continued)	Shares	Value ($)

Services (continued)
Sourcecorp	15,400 [a]	395,626
Spherion	50,000 [a]	492,500
Standard Register	24,800	365,552
StarTek	12,500	405,625
Tetra Tech	47,956 [a]	796,549
Thomas Nelson	15,200	397,632
Volt Information Sciences	14,400 [a]	371,664
Waste Connections	25,000 [a]	1,006,750
Watson Wyatt & Company Holdings	30,000 [a]	786,900
		32,171,844
Technology—14.8%
ANSYS	14,600 [a]	540,930
ATMI	25,900 [a]	571,872
Actel	23,500 [a]	468,120
Adaptec	88,800 [a]	694,416
Advanced Energy Industries	32,200 [a]	426,328
Aeroflex	59,800 [a]	752,284
Agilysys	29,000	340,170
Alliance Semiconductor	18,500 [a]	107,115
Analogic	11,000	520,850
Anixter International	32,300	946,390
Artesyn Technologies	35,400 [a]	326,034
Audiovox, Cl. A	22,300 [a]	336,730
Avid Technology	28,300 [a,b]	1,357,551
Axcelis Technologies	86,300 [a]	907,013
BEI Technologies	13,400	282,472
Bel Fuse, Cl. B	10,900	336,592
Bell Microproducts	21,000 [a]	136,920
Benchmark Electronics	36,400 [a]	983,892
Black Box	17,000	866,150
Brooks Automation	36,400 [a]	605,696
Brooktrout Technology	11,000 [a]	111,540
C-COR.net	39,600 [a]	359,568
CTS	28,200	368,010
Captaris	29,600 [a]	163,688
Carreker	23,900 [a]	173,992
Catapult Communications	13,600 [a]	255,816

	The Fund		19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Cerner	31,000 [a,b]	1,327,420
Checkpoint Systems	32,900 [a]	528,703
Cognex	39,400	1,252,132
Coherent	26,000 [a]	635,700
Cohu	18,300	320,250
Coinstar	19,300 [a,b]	332,925
Concord Communications	15,800 [a]	193,550
Cymer	33,200 [a]	1,061,736
DSP Group	26,200 [a]	649,236
Dendrite International	33,900 [a]	581,046
Digi Inernational	20,000 [a]	194,400
Dionex	20,050 [a]	1,023,151
DuPont Photomasks	13,000 [a]	268,840
EPIQ Systems	17,900 [a]	255,075
ESS Technology	40,000 [a]	428,800
Electro Scientific Industries	25,200 [a]	515,088
Esterline Technologies	17,600 [a]	435,600
Exar	35,000 [a]	534,100
FEI	26,800 [a]	535,464
FLIR Systems	28,600 [a]	1,341,626
FileNet	33,000 [a]	906,180
Gerber Scientific	19,400 [a]	116,400
Global Imaging Systems	20,100 [a]	695,862
Harmonic	54,700 [a]	361,567
Helix Technology	25,000	440,000
Hutchinson Technology	22,000 [a]	540,980
Hyperion Solutions	33,575 [a]	1,288,608
Imagistics International	16,100 [a]	651,889
Input/Output	39,800 [a,b]	314,022
Inter-Tel	22,900	548,226
Itron	18,300 [a]	391,254
JDA Software Group	25,800 [a]	338,754
j2 Global Communications	22,600 [a,b]	523,416
Keithley Instruments	11,800	246,030
Kopin	50,200 [a]	249,996
Kronos	27,250 [a]	994,080
Kulicke & Soffa Industries	47,000 [a]	466,710

20

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Littelfuse	19,700 [a]	756,480
MRO Software	22,000 [a]	293,260
Manhattan Associates	24,300 [a]	652,941
MapInfo	16,700 [a]	184,535
Meade Instruments	10,800 [a]	38,340
Mercury Computer Systems	19,500 [a]	436,800
Methode Electronics, Cl. A	34,700	393,498
Microsemi	54,000 [a]	586,980
Midway Games	49,517 [a,b]	410,001
NYFIX	27,400 [a]	137,000
Netegrity	35,100 [a]	294,840
Network Equipment Technologies	19,000 [a]	162,450
Park Electrochemical	18,650	439,581
PC-Tel	20,500 [a]	227,140
Pericom Semiconductor	17,300 [a]	182,515
Phoenix Technologies	13,800 [a]	78,384
Photon Dynamics	13,100 [a]	406,100
Photronics	33,700 [a]	501,793
Pinnacle Systems	49,350 [a]	388,385
Planar Systems	13,600 [a]	165,784
Power Integrations	23,600 [a]	581,268
Progress Software	31,500 [a]	645,750
Radiant Systems	22,300 [a]	99,235
RadiSys	16,100 [a]	300,587
Roper Industries	30,800	1,495,340
Roxio	23,000 [a,b]	89,700
Rudolph Technologies	11,800 [a]	189,626
SBS Technologies	13,800 [a]	205,620
SCM Microsystems	11,600 [a]	72,848
SPSS	16,200 [a]	230,364
ScanSource	10,800 [a]	596,484
Serena Software	39,800 [a,b]	707,246
Skyworks Solutions	128,600 [a]	1,100,816
Standard Microsystems	18,100 [a]	431,504
Supertex	15,000 [a]	228,150
Symmetricom	30,850 [a]	247,109
THQ	29,650 [a]	549,711

	The Fund		21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Take-Two Interactive Software	40,200 [a]	1,161,378
Talx	13,700	318,251
Three-Five Systems	9,949 [a]	50,640
Tollgrade Communications	12,100 [a]	147,378
Trimble Navigation	40,900 [a]	1,024,545
Ultratech	21,000 [a]	338,310
Varian Semiconductor Equipment Associates	29,500 [a]	960,520
Veeco Instruments	26,100 [a]	593,775
Verity	27,800 [a]	344,720
ViaSat	23,000 [a]	505,540
Vicor	37,000 [a]	514,300
WebEx Communications	38,600 [a]	866,184
Websense	20,000 [a]	590,000
X-Rite	23,000	310,040
Zix	21,700 [a,b]	325,066
		56,987,767
Utilities—1.5%
Avista	44,500	752,050
Central Vermont Public Service	10,900	219,635
CH Energy Group	14,600	675,980
Cleco	41,400	743,130
Commonwealth Telephone Enterprises	19,100 [a]	795,706
El Paso Electric	42,700 [a]	604,205
General Communication, Cl. A	43,500 [a]	387,150
Green Mountain Power	4,800	122,736
Intrado	11,700 [a]	201,123
UIL Holdings	12,700	573,659
UniSource Energy	29,000	708,470
		5,783,844
Total Common Stocks
(cost $327,285,479)		382,236,990

22

				Principal
Short-Term Investments—.5%				Amount ($)		Value ($)

Repurchase Agreement—.4%
Greenwich Capital Markets, Tri-Party Repurchase
Agreement, .91%, dated 4/30/2004, due
5/3/2004 in the amount of $1,423,108 (fully
collateralized by $1,415,000 Freddie Mac Notes,
6%, 5/25/2012 value $			1,455,040)	1,423,000		1,423,000
U.S. Treasury Bills—.1%
.91%, 6/3/2004				30,000	[c]	29,979
.93%, 7/1/2004				100,000	[c]	99,852
.93%, 7/15/2004				20,000	[c]	19,962
.96%, 7/22/2004				50,000		49,897
						199,690
Total Short-Term Investments
(cost $	1,622,669)					1,622,690

Investment of Cash Collateral
for Securities Loaned—5.6%				Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	21,601,937)			21,601,937	[d]	21,601,937

Total Investments		(cost $	350,510,085)	105.6%		405,461,617
Liabilities, Less Cash and Receivables				(5.6%)		(21,513,113)
Net Assets				100.0%		383,948,504

a Non-income producing
b	All or a portion of these securities are on loan. At April 30,2004 the total market values of the fund's securities on loan is $20,511,888 and the total market value of the collateral held by the fund is $21,601,937.

c	Partially held by the broker in a segregated account as collateral for open financial futures positions.
d	Investments in affiliated money market mutual funds.

See notes to financial statements.

The Fund

23

STATEMENT OF FINANCIAL FUTURES

April 30, 2004 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2004 ($)

Financial Futures Long
Russell 2000	3	839,775	June 2004	(17,600)

See notes to financial statements.

24

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $20,511,888)—Note 1(b):
Unaffiliated issuers	328,908,148	383,859,680
Affiliated issuers	21,601,937	21,601,937
Cash		1,592,800
Receivable for investment securities sold		2,073,837
Receivable for shares of Common Stock subscribed		989,220
Dividends and interest receivable		206,780
		410,324,254

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(a)		159,430
Liability for securities on loan—Note 1(b)		21,601,937
Payable for investment securities purchased		4,395,469
Payable for shares of Common Stock redeemed		202,028
Payable for futures variation margin—Note 4		16,886
		26,375,750

Net Assets ( $)		383,948,504

Composition of Net Assets ($):
Paid-in capital		323,822,318
Accumulated undistributed investment income—net		379,958
Accumulated net realized gain (loss) on investments		4,812,296
Accumulated net unrealized appreciation (depreciation)
on investments [including ($17,600) net unrealized
(depreciation) on financial futures]		54,933,932

Net Assets ( $)		383,948,504

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		21,857,790
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		17.57

See notes to financial statements.

The Fund

25

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (Unaudited)

Investment Income ( $):
Income:
Cash dividends (net of $425 foreign taxes withheld at source)	1,496,981
Income on securities lending	31,858
Interest	10,579
Total Income	1,539,418
Expenses:
Management fee—Note 3(a)	431,831
Shareholder servicing costs—Note 3(b)	431,831
Loan commitment fees—Note 2	1,398
Interest expense—Note 2	1,369
Total Expenses	866,429
Investment Income—Net	672,989

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	7,979,761
Net realized gain (loss) on financial futures	40,218
Net Realized Gain (Loss)	8,019,979
Net unrealized appreciation (depreciation) on
investments [including ($29,300) net
unrealized (depreciation) on financial futures]	14,847,492
Net Realized and Unrealized Gain (Loss) on Investments	22,867,471
Net Increase in Net Assets Resulting from Operations	23,540,460

See notes to financial statements.

26

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2004	Year Ended
	(Unaudited)	October 31, 2003

Operations ($):
Investment income—net	672,989	869,423
Net realized gain (loss) on investments	8,019,979	(1,480,917)
Net unrealized appreciation
(depreciation) on investments	14,847,492	61,004,529
Net Increase (Decrease) in Net Assets
Resulting from Operations	23,540,460	60,393,035

Dividends to Shareholders from ($):
Investment income—net	(899,274)	(595,185)
Net realized gain on investments	—	(385,518)
Total Dividends	(899,274)	(980,703)

Capital Stock Transactions ($):
Net proceeds from shares sold	149,432,494	122,541,246
Dividends reinvested	707,153	747,608
Cost of shares redeemed	(65,786,014)	(67,636,361)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	84,353,633	55,652,493
Total Increase (Decrease) in Net Assets	106,994,819	115,064,825

Net Assets ($):
Beginning of Period	276,953,685	161,888,860
End of Period	383,948,504	276,953,685
Undistributed investment income—net	379,958	650,357

Capital Share Transactions (Shares):
Shares sold	8,569,820	8,819,812
Shares issued for dividends reinvested	42,651	58,682
Shares redeemed	(3,749,664)	(4,978,794)
Net Increase (Decrease) in Shares Outstanding	4,862,807	3,899,700

See notes to financial statements.

The Fund

27

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-
tributions.These figures have been derived from the fund’s financial statements.
	Six Months Ended
	April 30, 2004		Year Ended October 31,

	(Unaudited)	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value,
beginning of period	16.30	12.36	12.98	15.49	13.03	12.16
Investment Operations:
Investment income—net[a]	.03	.06	.04	.04	.03	.04
Net realized and unrealized
gain (loss) on investments	1.29	3.95	(.53)	(1.06)	3.06	1.38
Total from Investment Operations	1.32	4.01	(.49)	(1.02)	3.09	1.42
Distributions:
Dividends from investment
income—net	(.05)	(.04)	(.04)	(.03)	(.04)	(.05)
Dividends from net realized
gain on investments	—	(.03)	(.09)	(1.46)	(.59)	(.50)
Total Distributions	(.05)	(.07)	(.13)	(1.49)	(.63)	(.55)
Net asset value, end of period	17.57	16.30	12.36	12.98	15.49	13.03

Total Return (%)	8.10[b]	32.63	(3.92)	(6.95)	24.64	11.86

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	.25[b]	.50	.50	.50	.50	.50
Ratio of interest expense and
loan commiment fees to
average net assets	.00[b,c]	.00[d]	.00[d]	.01	.01	.01
Ratio of net investment
income to average net assets	.19[b]	.44	.30	.28	.21	.34
Portfolio Turnover Rate	11.64[b]	13.52	12.35	42.01	36.89	41.97

Net Assets, end of period
($ x 1,000)	383,949	276,954	161,889	83,182	59,628	35,991

a Based on average shares outstanding at each month end.

b	Not annualized.
c	Amount represents less than .01%.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s Small Cap 600 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the

The Fund

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

average of the most recent bid and asked prices. Bid price is used when no asked price is available.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Short-term investments (excluding U.S. Treasury Bills) are carried at amortized cost, which approximates value.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the leading transaction. Such income earned is included in interest income. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

30

(c) Affiliated issuers: Issuers in which the fund held investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Repurchase agreements: The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period.This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the cred-itworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $720,311 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2003. If not applied, the carryover expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2003, was as follows: ordinary income $595,185 and long-term capital gains $385,518. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended April 30, 2004, was approximately $189,300 with a related weighted average annualized interest rate of 1.45%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25 of 1% of the value of the fund’s average daily net

32

assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Each Board member receives an annual fee of $25,000, an attendance fee of $4,000 for each in-person meeting and $500 for telephone meetings.The chairman of the Board receives an additional 25% of such compensation (with the exception of reimburseable amounts). Subject to the Company’s Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.Amounts required to be paid by the Company directly to the non-interested Board members, that were applied to offset a portion of the management fee payable to the Manager, were in fact paid directly by the Manager to the non-interested Board members.All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.This amount for the period ended April 30, 2004 was $3,439.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consists of: management fees $79,715 and shareholders services plan fees $79,715.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to

The Fund

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Service Agents (a securities dealer, bank or other financial institution) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2004, the fund was charged an aggregate of $431,832 pursuant to the Shareholder Services Plan.

(c) A 1% redemption fee is charged and retained by the fund on shares redeemed within six months following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2004, redemption fees amounted to $13,337.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2004, amounted to $124,263,625 and $39,909,357, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2004, are set forth in the Statement of Financial Futures.

At April 30, 2004, accumulated net unrealized appreciation on investments was $54,951,532, consisting of $71,063,708 gross unrealized appreciation and $16,112,176 gross unrealized depreciation.

34

At April 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

The Fund

35

NOTES

For More Information

Dreyfus
Smallcap Stock
Index Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone
Call 1-800-645-6561
By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
By E-mail Send your request
to info@dreyfus.com
On the Internet Information
can be viewed online or
downloaded from:
http://www.dreyfus.com

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation

0077SA0404

Item 2. Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	[Reserved]

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.

Item 8.	Purchases of Equity Security by Closed-End Management Investment Companies and
Affiliated Purchasers.

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.	Controls and Procedures.
(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Index Funds Form N-CSR - Semi

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INDEX FUNDS, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	June 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	June 25, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	June 25, 2004

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

Index Funds Form N-CSR - Semi

Index Funds Form N-CSR - Semi